As filed with the Securities and Exchange Commission on August 22, 2005

                                                             File No. 333-126376

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.
                                                  ------
                         Post-Effective Amendment No. 2
                                                     ---

                        (Check appropriate box or boxes)

                          PIONEER TAX FREE INCOME FUND

               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to:  David C. Phelan, Esq.
            Wilmer Cutler Pickering Hale and Dorr LLP
            60 State Street
            Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

The Registration Statement on Form N-14 (File No. 333-126376) for Pioneer Tax Free Income Fund as filed with the Securities and Exchange Commission on July 5, 2005 (Accession No. 0001145443-05-001516) is hereby incorporated by reference into this filing.

PIONEER TAX FREE INCOME FUND
PRO FORMA
Schedule of Investments (a)
December 31, 2004
(Unaudited)

                         AmSouth       AmSouth
    Pioneer            High Quality   Tennessee
    Tax Free            Municipal    Tax-Exempt   Pro Forma
  Income Fund           Bond Fund       Fund       Combined
   Principal            Principal     Principal   Principal
   Amount ($)           Amount ($)   Amount ($)   Amount ($)
   ----------           ----------   ----------   ----------

                                                              MUNICIPAL BONDS
                                                              Alabama
                         2,245,000                2,245,000   Alabama State Agriculture & Mechanical
                                                                University, Revenue, 4.55%, 11/01/09,
                                                                Callable 5/1/08 @ 102, MBIA
                         2,355,000                2,355,000   Alabama State Agriculture & Mechanical
                                                                University, Revenue, 4.65%, 11/01/10,
                                                                Callable 5/1/08 @ 102, MBIA
                         3,700,000                3,700,000   Alabama State Judicial Building Authority,
                                                                Judicial Facilities Project, 4.75%, 01/01/05,
                                                                AMBAC
                           905,000                  905,000   Dothan, GO, 5.05%, 09/01/09, FSA
                         1,515,000                1,515,000   Dothan, GO, 5.10%, 09/01/10, Callable 9/1/09
                                                                @ 101, FSA
                         2,235,000                2,235,000   Birmingham, Special Care Facilities Funding
                                                                Authority, Series D, 4.95%, 11/01/14,
                                                                Prerefunded 11/1/07 @ 100
                         2,855,000                2,855,000   Alabama State, Series E, GO, 4.00%, 09/01/08
                         4,210,000                4,210,000   Alabama State, Series E, GO, 4.00%, 09/01/09
                         8,000,000                8,000,000   Alabama State Public School & College
                                                                Authority, 5.125%, 11/01/14, Callable
                                                                11/1/08 @ 101.5, FSA
                         1,000,000                1,000,000   Alabama 21st Century Authority Tobacco
                                                                Settlement Revenue, 5.125%, 12/01/05
                         1,000,000                1,000,000   Alabama 21st Century Authority Tobacco
                                                                Settlement Revenue, 5.25% 12/01/06
                         1,095,000                1,095,000   Alabama State Water Pollution Control
                                                                Authority, Revolving Fund, Series B, 5.25%,
                                                                08/15/08, Callable 8/15/06 @ 100, AMBAC
                           860,000                  860,000   Alabama State Water Pollution Control
                                                                Authority, Revolving Fund, Series B, 5.375%,
                                                                08/15/10, Callable 8/15/06 @ 100, AMBAC
                         1,840,000                1,840,000   Alabama State Water Pollution Control
                                                                Authority, Revolving Fund, Series B, 5.40%,
                                                                 08/15/11, Callable 8/15/06 @ 100, AMBAC
                         3,890,000                3,890,000   Alabama State Water Pollution Control
                                                                Authority, Revolving Fund, Series B, 5.50%,
                                                                08/15/16, Callable 8/15/06 @ 100, AMBAC
                           680,000                  680,000   Athens, Warrants, GO, 1.85%, 02/01/06, MBIA
                           690,000                  690,000   Athens, Warrants, GO, 2.35%, 02/01/07, MBIA
                         2,125,000                2,125,000   Auburn University, University Revenues,
                                                                General Fee, Series A, 5.50%, 06/01/12,
                                                                Callable 6/1/11 @ 100, MBIA
                         4,800,000                4,800,000   Auburn University, University Revenues,
                                                                General Fee, 5.00%, 06/01/13, Callable
                                                                6/1/12 @ 100, AMBAC
                         1,040,000                1,040,000   Birmingham, Capital Improvements, Series B,
                                                                GO, 4.80%, 10/01/08, Callable 4/1/07 @ 102
                         1,340,000                1,340,000   Birmingham, Capital Improvements, Series A,
                                                                GO, 4.75%, 10/01/10, Callable 4/1/08 @ 102
                         1,430,000                1,430,000   Birmingham, Capital Improvements, Series A,
                                                                GO, 4.85%, 10/01/11, Callable 4/1/08 @ 102
                         1,885,000                1,885,000   Birmingham, Industrial Water Board, Industrial
                                                                Water Supply, 6.20%, 07/01/08, Prerefunded
                                                                1/1/07 @ 100
                         1,000,000                1,000,000   Birmingham, Industrial Water Board, Industrial
                                                                Water Supply, 5.40%, 03/01/05, Callable 12/6/04
                                                                @ 101, OID, ETM
                         1,300,000                1,300,000   Birmingham, Industrial Water Board, Industrial
                                                                Water Supply, 5.50%, 03/01/06, Prerefunded
                                                                3/1/05 @ 100, OID
                         1,500,000                1,500,000   Birmingham, GO, 4.90%, 07/01/06
                         1,045,000                1,045,000   Clark & Mobile County, Gas District, 5.60%,
                                                                12/01/17, Callable 12/1/06 @ 102, MBIA
                           435,000                  435,000   Decatur, Warrants, Series A, GO, 2.25%, 12/01/05
                           205,000                  205,000   Decatur, Warrants, Series A, GO, 2.40% 12/01/06
                           210,000                  210,000   Decatur, Warrants, Series A, GO, 2.50%, 12/01/07
                           215,000                  215,000   Decatur, Warrants, Series B, GO, 2.25% 12/01/05
                           100,000                  100,000   Decatur, Warrants, Series B, GO, 2.40%, 12/01/06
                           140,000                  140,000   Decatur, Warrants, Series B, GO, 2.50%, 12/01/07
                           245,000                  245,000   Decatur, Warrants, Series C, GO, 2.50%, 08/01/05
                           200,000                  200,000   Decatur, Warrants, Series C, GO, 2.875%, 08/01/06
                           220,000                  220,000   Decatur, Warrants, Series C, GO, 2.875%, 08/01/07
                           580,000                  580,000   Decatur, Warrants, Series D, GO, 2.50%, 08/01/05
                           590,000                  590,000   Decatur, Warrants, Series D, GO, 2.875%, 08/01/06
                           610,000                  610,000   Decatur, Warrants, Series D, GO, 2.875%, 08/01/07
                           390,000                  390,000   Florence, Warrants, Series A, GO, 4.35%, 12/01/07

                                                                                       AmSouth       AmSouth
                                                                         Pioneer     High Quality   Tennessee
                                                          % of          Tax Free      Municipal     Tax-Exempt    Pro Forma
                                                        Pro Forma      Income Fund    Bond Fund        Fund        Combined
                                                        Combined         Market         Market        Market        Market
                                                       Net Assets         Value         Value         Value         Value
                                                       ----------         -----         -----         -----         -----

MUNICIPAL BONDS                                         96.15%
Alabama                                                 16.62%
Alabama State Agriculture & Mechanical                                 $                 2,409,671                   2,409,671
  University, Revenue, 4.55%, 11/01/09,
  Callable 5/1/08 @ 102, MBIA
Alabama State Agriculture & Mechanical                                                   2,517,683                   2,517,683
  University, Revenue, 4.65%, 11/01/10,
  Callable 5/1/08 @ 102, MBIA
Alabama State Judicial Building Authority,                                               3,700,000                   3,700,000
  Judicial Facilities Project, 4.75%, 01/01/05,
  AMBAC
Dothan, GO, 5.05%, 09/01/09, FSA                                                           996,043                     996,043
Dothan, GO, 5.10%, 09/01/10, Callable 9/1/09                                             1,668,348                   1,668,348
  @ 101, FSA
Birmingham, Special Care Facilities Funding                                              2,386,645                   2,386,645
  Authority, Series D, 4.95%, 11/01/14,
  Prerefunded 11/1/07 @ 100
Alabama State, Series E, GO, 4.00%, 09/01/08                                             3,006,344                   3,006,344
Alabama State, Series E, GO, 4.00%, 09/01/09                                             4,444,918                   4,444,918
Alabama State Public School & College                                                    8,788,720                   8,788,720
  Authority, 5.125%, 11/01/14, Callable
  11/1/08 @ 101.5, FSA
Alabama 21st Century Authority Tobacco                                                   1,014,460                   1,014,460
  Settlement Revenue, 5.125%, 12/01/05
Alabama 21st Century Authority Tobacco                                                   1,032,040                   1,032,040
  Settlement Revenue, 5.25% 12/01/06
Alabama State Water Pollution Control                                                    1,144,604                   1,144,604
  Authority, Revolving Fund, Series B, 5.25%,
  08/15/08, Callable 8/15/06 @ 100, AMBAC
Alabama State Water Pollution Control                                                      900,798                     900,798
  Authority, Revolving Fund, Series B, 5.375%,
  08/15/10, Callable 8/15/06 @ 100, AMBAC
Alabama State Water Pollution Control                                                    1,928,007                   1,928,007
  Authority, Revolving Fund, Series B, 5.40%,
   08/15/11, Callable 8/15/06 @ 100, AMBAC
Alabama State Water Pollution Control                                                    4,079,793                   4,079,793
  Authority, Revolving Fund, Series B, 5.50%,
  08/15/16, Callable 8/15/06 @ 100, AMBAC
Athens, Warrants, GO, 1.85%, 02/01/06, MBIA                                                677,266                     677,266
Athens, Warrants, GO, 2.35%, 02/01/07, MBIA                                                690,842                     690,842
Auburn University, University Revenues,                                                  2,389,648                   2,389,648
  General Fee, Series A, 5.50%, 06/01/12,
  Callable 6/1/11 @ 100, MBIA
Auburn University, University Revenues,                                                  5,270,880                   5,270,880
  General Fee, 5.00%, 06/01/13, Callable
  6/1/12 @ 100, AMBAC
Birmingham, Capital Improvements, Series B,                                              1,111,531                   1,111,531
  GO, 4.80%, 10/01/08, Callable 4/1/07 @ 102
Birmingham, Capital Improvements, Series A,                                              1,437,673                   1,437,673
  GO, 4.75%, 10/01/10, Callable 4/1/08 @ 102
Birmingham, Capital Improvements, Series A,                                              1,528,927                   1,528,927
  GO, 4.85%, 10/01/11, Callable 4/1/08 @ 102
Birmingham, Industrial Water Board, Industrial                                           1,983,303                   1,983,303
  Water Supply, 6.20%, 07/01/08, Prerefunded
  1/1/07 @ 100
Birmingham, Industrial Water Board, Industrial                                           1,005,690                   1,005,690
  Water Supply, 5.40%, 03/01/05, Callable 12/6/04
  @ 101, OID, ETM
Birmingham, Industrial Water Board, Industrial                                           1,307,618                   1,307,618
  Water Supply, 5.50%, 03/01/06, Prerefunded
  3/1/05 @ 100, OID
Birmingham, GO, 4.90%, 07/01/06                                                          1,559,325                   1,559,325
Clark & Mobile County, Gas District, 5.60%,                                              1,125,455                   1,125,455
  12/01/17, Callable 12/1/06 @ 102, MBIA
Decatur, Warrants, Series A, GO, 2.25%, 12/01/05                                           435,827                     435,827
Decatur, Warrants, Series A, GO, 2.40% 12/01/06                                            205,351                     205,351
Decatur, Warrants, Series A, GO, 2.50%, 12/01/07                                           210,174                     210,174
Decatur, Warrants, Series B, GO, 2.25% 12/01/05                                            215,409                     215,409
Decatur, Warrants, Series B, GO, 2.40%, 12/01/06                                           100,171                     100,171
Decatur, Warrants, Series B, GO, 2.50%, 12/01/07                                           140,116                     140,116
Decatur, Warrants, Series C, GO, 2.50%, 08/01/05                                           245,715                     245,715
Decatur, Warrants, Series C, GO, 2.875%, 08/01/06                                          201,912                     201,912
Decatur, Warrants, Series C, GO, 2.875%, 08/01/07                                          222,671                     222,671
Decatur, Warrants, Series D, GO, 2.50%, 08/01/05                                           581,694                     581,694
Decatur, Warrants, Series D, GO, 2.875%, 08/01/06                                          595,640                     595,640
Decatur, Warrants, Series D, GO, 2.875%, 08/01/07                                          617,405                     617,405
Florence, Warrants, Series A, GO, 4.35%, 12/01/07                                          412,105                     412,105

                       AmSouth        AmSouth
    Pioneer          High Quality    Tennessee
    Tax Free          Municipal     Tax-Exempt    Pro Forma
  Income Fund         Bond Fund        Fund        Combined
   Principal          Principal      Principal    Principal
   Amount ($)         Amount ($)    Amount ($)    Amount ($)
   ----------         ----------    ----------    ----------

                          405,000                  405,000   Florence, Warrants, Series A, GO, 4.40%, 12/01/08
                          425,000                  425,000   Florence, Warrants, Series A, GO, 4.50%, 12/01/09
                          445,000                  445,000   Florence, Warrants, Series A, GO, 4.60%, 12/01/10,
                                                               Callable 12/1/08 @ 102
                          790,000                  790,000   Florence, Warrants, Series B, GO, 4.35%, 12/01/07, FSA
                          825,000                  825,000   Florence, Warrants, Series B, GO, 4.40%, 12/01/08, FSA
                          865,000                  865,000   Florence, Warrants, Series B, GO, 4.50%, 12/01/09,
                                                               Callable 12/1/08 @ 102, FSA
                          900,000                  900,000   Florence, Warrants, Series B, GO, 4.60%, 12/01/10,
                                                               Callable 12/1/08 @ 102, FSA
                        1,025,000                1,025,000   Florence Water, Series B, 4.70%, 12/01/13, Callable
                                                               12/1/08 @ 102, FSA
                        1,370,000                1,370,000   Florence, Warrants, Series A, GO, 2.40%, 09/01/08
                        1,340,000                1,340,000   Florence, Warrants, GO, 4.0%, 09/01/13, FSA
                        1,245,000                1,245,000   Florence, Warrants, GO, 4.0%, 09/01/14,
                                                               Callable 3/1/14 @ 100, FSA
                        1,085,000                1,085,000   Homewood Board of Education, Warrants, Capital
                                                               Outlay, 4.00%, 02/01/10, FSA
                        1,000,000                1,000,000   Homewood Board of Education, Warrants, Capital
                                                               Outlay, 4.00%, 02/01/11, FSA
                        1,010,000                1,010,000   Homewood Board of Education, Warrants, Capital
                                                               Outlay, 4.00%, 02/01/12, FSA
                        1,445,000                1,445,000   Huntsville, Series A, GO, 4.75%, 11/01/18, Callable
                                                               11/1/08 @ 101
                        3,380,000                3,380,000   Huntsville, Warrants, Series B, GO, 4.10%, 11/01/07
                        1,895,000                1,895,000   Huntsville, Water Treatment Systems, Series A, GO,
                                                               5.13%, 05/01/20, Callable 5/1/12 @ 102, OID
                          550,000                  550,000   Huntsville Electric, 4.60%, 12/01/09, Callable
                                                               12/1/07 @ 102
                          660,000                  660,000   Huntsville Electric, 4.70%, 12/01/10, Callable
                                                               12/1/07 @ 102
                          680,000                  680,000   Huntsville Electric, 4.80%, 12/01/11,
                                                               Callable 12/1/07 @ 102
                        1,000,000                1,000,000   Jefferson, County, Warrants, GO, 5.10%,
                                                               02/15/10, FSA
                          725,000                  725,000   Madison Water & Wastewater Board, Water &
                                                               Sewer Revenue, 4.60%, 12/01/11, AMBAC
                        1,505,000                1,505,000   Mobile, Warrants, GO, 4.85%, 02/15/09
                        6,165,000                6,165,000   Mobile County, Warrants, GO, 5.25%, 08/01/12, FSA
                        3,440,000                3,440,000   Mobile County, Warrants, GO, 5.25%, 08/01/13, FSA
                        1,530,000                1,530,000   Montgomery, Warrants, GO, 5.00%, 05/01/11,
                                                               AMBAC
                        2,545,000                2,545,000   Montgomery, Warrants, GO, 5.25%, 05/01/12,
                                                               AMBAC
                        1,895,000                1,895,000   Montgomery Downtown Redevelopment Authority,
                                                               Lease Revenue, 5.00%, 10/01/08
                        3,000,000                3,000,000   Montgomery, Waterworks & Sanitation Sewer Board,
                                                               Water & Sewer Systems Revenue, 5.50%, 09/01/08,
                                                               Callable 9/1/06 @ 101, AMBAC
                        4,125,000                4,125,000   Montgomery, Waterworks & Sanitation Sewer Board,
                                                               Water & Sewer Systems Revenue, 5.25%, 09/01/18,
                                                               Callable 9/1/11 @ 101, AMBAC
                        1,005,000                1,005,000   Shelby County Board of Education, Warrants,
                                                               Capital Outlay, 4.80%, 02/01/10, Callable
                                                               2/1/09 @ 101, AMBAC
         500,000                                   500,000   Southeast, AL Gas Dist 5.3%, 6/1/2012
                          310,000                  310,000   University of Alabama General Fee, 4.60%,
                                                               06/01/09, Prerefunded 6/1/07 @ 102, OID,
                                                                MBIA
                          340,000                  340,000   University of Alabama General Fee, 4.70%,
                                                               06/01/10, Prerefunded 6/1/07 @ 102, OID, MBIA
                          395,000                  395,000   University of Alabama General Fee, 4.75%,
                                                               06/01/11, Callable 6/1/07 @ 102, MBIA
                          890,000                  890,000   University of Alabama General Fee, 4.60%,
                                                               06/01/09, Callable 6/1/07 @ 102, MBIA
                          960,000                  960,000   University of Alabama General Fee, 4.70%,
                                                               06/01/10, Callable 6/1/07 @ 102, MBIA
                        1,105,000                1,105,000   University of Alabama General Fee, 4.75%,
                                                               06/01/11, Unrefunded Portion, OID, MBIA
                        2,185,000                2,185,000   University of South Alabama, University
                                                               Revenues, Tuition, 4.70%, 11/15/08,
                                                               Callable 5/15/06 @ 102, AMBAC

                                                             Arizona
                        3,000,000                3,000,000   Arizona School Facilities, Board Revenue,
                                                               State School Improvement, 5.50%, 07/01/10
       1,000,000                                 1,000,000   Maricopa County School District, 7.0%, 7/1/07
       1,000,000                                 1,000,000   Maricopa County School District, 7.0%, 7/1/08
       5,000,000                                 5,000,000   Maricopa County AZ Indl Dev 5.0%, 7/1/2016
                        6,305,000                6,305,000   Phoenix Arizona Civic Improvement
                                                               Corporation, Wastewater System Revenue,
                                                               5.25%, 07/01/14, MBIA
       2,400,000                                 2,400,000   Scottsdale Memorial Hospital, 5.5%, 9/1/12
         500,000                                   500,000   Tempe AZ Un High Sch Dist 4.5%, 7/1/11

                                                             California
                        1,000,000                1,000,000   Franklin-McKinley School District, GO,
                                                               6.00%, 07/01/16, FSA
       3,000,000                                 3,000,000   Golden State Tobacco Securitization, 7.9%, 6/1/42
       1,300,000                                 1,300,000   Golden State Tobacco Securitization, 7.875%, 6/1/42
       4,525,000                                 4,525,000   Golden State Tobacco Securitization, 7.8%, 6/1/42
         230,000                                   230,000   Sacramento CA Mun Util Dist 5.5%, 2/1/2011
                        4,765,000                4,765,000   San Mateo County Transit District, Sales
                                                               Tax Revenue, Series A, 5.25%, 06/01/16,
                                                               Callable 6/1/09 @ 101, FSA


                                                                                       AmSouth       AmSouth
                                                                         Pioneer     High Quality   Tennessee
                                                          % of          Tax Free      Municipal     Tax-Exempt    Pro Forma
                                                        Pro Forma      Income Fund    Bond Fund        Fund        Combined
                                                        Combined         Market         Market        Market        Market
                                                       Net Assets         Value         Value         Value         Value
                                                       ----------         -----         -----         -----         -----

Florence, Warrants, Series A, GO, 4.40%, 12/01/08                                          433,455                     433,455
Florence, Warrants, Series A, GO, 4.50%, 12/01/09                                          459,077                     459,077
Florence, Warrants, Series A, GO, 4.60%, 12/01/10,                                         479,430                     479,430
  Callable 12/1/08 @ 102
Florence, Warrants, Series B, GO, 4.35%, 12/01/07, FSA                                     834,777                     834,777
Florence, Warrants, Series B, GO, 4.40%, 12/01/08, FSA                                     882,965                     882,965
Florence, Warrants, Series B, GO, 4.50%, 12/01/09,                                         934,356                     934,356
  Callable 12/1/08 @ 102, FSA
Florence, Warrants, Series B, GO, 4.60%, 12/01/10,                                         969,633                     969,633
  Callable 12/1/08 @ 102, FSA
Florence Water, Series B, 4.70%, 12/01/13, Callable                                      1,087,207                   1,087,207
  12/1/08 @ 102, FSA
Florence, Warrants, Series A, GO, 2.40%, 09/01/08                                        1,357,136                   1,357,136
Florence, Warrants, GO, 4.0%, 09/01/13, FSA                                              1,388,749                   1,388,749
Florence, Warrants, GO, 4.0%, 09/01/14,                                                  1,280,794                   1,280,794
  Callable 3/1/14 @ 100, FSA
Homewood Board of Education, Warrants, Capital                                           1,141,691                   1,141,691
  Outlay, 4.00%, 02/01/10, FSA
Homewood Board of Education, Warrants, Capital                                           1,050,150                   1,050,150
  Outlay, 4.00%, 02/01/11, FSA
Homewood Board of Education, Warrants, Capital                                           1,055,026                   1,055,026
  Outlay, 4.00%, 02/01/12, FSA
Huntsville, Series A, GO, 4.75%, 11/01/18, Callable                                      1,516,600                   1,516,600
  11/1/08 @ 101
Huntsville, Warrants, Series B, GO, 4.10%, 11/01/07                                      3,540,956                   3,540,956
Huntsville, Water Treatment Systems, Series A, GO,                                       2,051,015                   2,051,015
  5.13%, 05/01/20, Callable 5/1/12 @ 102, OID
Huntsville Electric, 4.60%, 12/01/09, Callable                                             587,433                     587,433
  12/1/07 @ 102
Huntsville Electric, 4.70%, 12/01/10, Callable                                             702,491                     702,491
  12/1/07 @ 102
Huntsville Electric, 4.80%, 12/01/11,                                                      728,273                     728,273
  Callable 12/1/07 @ 102
Jefferson, County, Warrants, GO, 5.10%,                                                  1,104,390                   1,104,390
  02/15/10, FSA
Madison Water & Wastewater Board, Water &                                                  776,192                     776,192
  Sewer Revenue, 4.60%, 12/01/11, AMBAC
Mobile, Warrants, GO, 4.85%, 02/15/09                                                    1,561,739                   1,561,739
Mobile County, Warrants, GO, 5.25%, 08/01/12, FSA                                        6,938,276                   6,938,276
Mobile County, Warrants, GO, 5.25%, 08/01/13, FSA                                        3,882,350                   3,882,350
Montgomery, Warrants, GO, 5.00%, 05/01/11,                                               1,693,343                   1,693,343
  AMBAC
Montgomery, Warrants, GO, 5.25%, 05/01/12,                                               2,860,860                   2,860,860
  AMBAC
Montgomery Downtown Redevelopment Authority,                                             2,059,600                   2,059,600
  Lease Revenue, 5.00%, 10/01/08
Montgomery, Waterworks & Sanitation Sewer Board,                                         3,180,690                   3,180,690
  Water & Sewer Systems Revenue, 5.50%, 09/01/08,
  Callable 9/1/06 @ 101, AMBAC
Montgomery, Waterworks & Sanitation Sewer Board,                                         4,518,195                   4,518,195
  Water & Sewer Systems Revenue, 5.25%, 09/01/18,
  Callable 9/1/11 @ 101, AMBAC
Shelby County Board of Education, Warrants,                                              1,087,470                   1,087,470
  Capital Outlay, 4.80%, 02/01/10, Callable
  2/1/09 @ 101, AMBAC
Southeast, AL Gas Dist 5.3%, 6/1/2012                                       553,455                                    553,455
University of Alabama General Fee, 4.60%,                                                  332,773                     332,773
  06/01/09, Prerefunded 6/1/07 @ 102, OID,
   MBIA
University of Alabama General Fee, 4.70%,                                                  365,772                     365,772
  06/01/10, Prerefunded 6/1/07 @ 102, OID, MBIA
University of Alabama General Fee, 4.75%,                                                  425,403                     425,403
  06/01/11, Callable 6/1/07 @ 102, MBIA
University of Alabama General Fee, 4.60%,                                                  945,928                     945,928
  06/01/09, Callable 6/1/07 @ 102, MBIA
University of Alabama General Fee, 4.70%,                                                1,016,006                   1,016,006
  06/01/10, Callable 6/1/07 @ 102, MBIA
University of Alabama General Fee, 4.75%,                                                1,173,609                   1,173,609
  06/01/11, Unrefunded Portion, OID, MBIA
University of South Alabama, University                                                  2,290,470                   2,290,470
  Revenues, Tuition, 4.70%, 11/15/08,
  Callable 5/15/06 @ 102, AMBAC
                                                                   ------------------------------------------------------------
                                                                   $        553,455    122,551,243                 123,104,698
                                                                   ------------------------------------------------------------
Arizona                                                  2.85%
Arizona School Facilities, Board Revenue,                          $                     3,394,710                   3,394,710
  State School Improvement, 5.50%, 07/01/10
Maricopa County School District, 7.0%, 7/1/07                             1,110,720                                  1,110,720
Maricopa County School District, 7.0%, 7/1/08                             1,147,020                                  1,147,020
Maricopa County AZ Indl Dev 5.0%, 7/1/2016                                5,143,350                                  5,143,350
Phoenix Arizona Civic Improvement                                                        7,143,943                   7,143,943
  Corporation, Wastewater System Revenue,
  5.25%, 07/01/14, MBIA
Scottsdale Memorial Hospital, 5.5%, 9/1/12                                2,687,616                                  2,687,616
Tempe AZ Un High Sch Dist 4.5%, 7/1/11                                      526,685                                    526,685
                                                                   ------------------------------------------------------------
                                                                   $     10,615,391     10,538,653                  21,154,044
                                                                   ------------------------------------------------------------
California                                               2.20%
Franklin-McKinley School District, GO,                             $                     1,203,950                   1,203,950
  6.00%, 07/01/16, FSA
Golden State Tobacco Securitization, 7.9%, 6/1/42                         3,297,300                                  3,297,300
Golden State Tobacco Securitization, 7.875%, 6/1/42                       1,426,737                                  1,426,737
Golden State Tobacco Securitization, 7.8%, 6/1/42                         4,944,287                                  4,944,287
Sacramento CA Mun Util Dist 5.5%, 2/1/2011                                  281,190                                    281,190
San Mateo County Transit District, Sales                                                 5,231,494                   5,231,494
  Tax Revenue, Series A, 5.25%, 06/01/16,
  Callable 6/1/09 @ 101, FSA
                                                                   ------------------------------------------------------------
                                                                   $      9,949,514      6,435,444                  16,384,958
                                                                   ------------------------------------------------------------

                     AmSouth        AmSouth
    Pioneer        High Quality    Tennessee
    Tax Free        Municipal     Tax-Exempt    Pro Forma
  Income Fund       Bond Fund        Fund        Combined
   Principal        Principal      Principal    Principal
   Amount ($)       Amount ($)    Amount ($)    Amount ($)
   ----------       ----------    ----------    ----------
                                                            Colorado                2.99%
                       5,940,000                5,940,000   Central Platte Valley Metropolitan District,
                                                              5.20%, 12/01/17, Prerefunded 12/1/09
                                                              @ 101, OID, ACA
          55,000                                   55,000   Colorado Housing Finance Authority, Series
                                                              A-3, 7.0%, 11/1/16
          20,000                                   20,000   Colorado Housing Finance Authority, Series
                                                              C-2, 7.45%, 6/1/17
          95,000                                   95,000   Colorado Housing Finance Authority, Series
                                                              B-2, 7.45%, 11/1/27
         275,000                                  275,000   Colorado Housing Finance Authority, Series
                                                              B-3, 6.55%, 5/1/25
       3,575,000                                3,575,000   Douglas County School District Region1,
                                                              7.0%, 12/15/13
                       2,450,000                2,450,000   Key West Utilities Board, Electric Revenue,
                                                              6.00%, 10/01/13, AMBAC
       6,765,000                                6,765,000   University of CO Regts Partn 6%, 12/1/2022

                                                            Connecticut
       1,000,000                                1,000,000   Connecticut State Health & Education,
                                                              5.5%, 7/1/17
                       5,385,000                5,385,000   Connecticut State, Special Tax Obligation
                                                              Revenue, 5.25%, 07/01/17, AMBAC

                                                            District of Columbia
       7,500,000                                7,500,000   District of Columbia Tobacco Settlement
                                                              Financing Corp., 6.75%, 5/15/40

                                                            Florida
                       1,760,000                1,760,000   Dade County, Series DD, GO, 7.70%, 10/01/08,
                                                              AMBAC
                       1,000,000                1,000,000   Dade County, Series DD, GO, 7.70%, 10/01/12,
                                                              AMBAC
                       6,500,000                6,500,000   Florida State Board of Education, Capital Outlay,
                                                              Series A, GO, 5.00%, 06/01/08
                       9,550,000                9,550,000   Jacksonville, Water & Sewer District, Revenue,
                                                              5.00%, 10/01/20, MBIA
                       8,070,000                8,070,000   Reedy Creek, Improvement District, Series 1,
                                                              5.50%, 10/01/08, Callable 10/1/07 @ 101,
                                                              AMBAC
       1,900,000                                1,900,000   Seminole Tribe Convention-A1, 10.0%, 10/1/33
       1,000,000                                1,000,000   Seminole Tribe Convention-A1, 8.95%, 10/1/33
         110,000                                  110,000   Manatee County Housing Revenue, 7.2%, 5/1/28
       5,000,000                                5,000,000   Palm Beach County Public Improvement
                                                              Revenue, 5.0%, 11/1/30

                                                            Hawaii
       5,000,000                                5,000,000   Hawaii St Dept Budget & Fin 6.4%, 7/1/2013
                       3,625,000                3,625,000   Hawaii State, GO, 5.50%, 03/01/16,
                                                              Prerefunded 3/1/07 @ 102, FGIC

                                                            Illinois
         455,000                                  455,000   Chicago Illinois Single Family Mortgage,
                                                              6.45%, 9/1/29
                       7,830,000                7,830,000   Chicago Metropolitan Water Reclamation
                                                              District, Greater Chicago Capital Improvements,
                                                              GO, 6.90%, 01/01/07
       1,000,000                                1,000,000   Illinois Health Facilities Authority Revenue,
                                                              6.7%, 3/1/14
       4,780,000                                4,780,000   Metropolitan Pier & Exposition Authority
                                                              Dedicated State Tax Revenue, 8.5%, 6/15/06
         190,000                                  190,000   Metropolitan Pier & Exposition Authority
                                                              Dedicated State Tax Revenue, 8.5%, 6/15/06
       1,735,000                                1,735,000   Kane County Illinois School District #129
                                                              Aurora West Side ,6.0%, 2/1/20
       1,000,000                                1,000,000   Kane County Illinois School District #129
                                                              Aurora West Side ,6.0%, 2/1/22
       1,145,000                                1,145,000   Illinois Housing Development Authority Revenue
                                                              Multi-Family Housing, 7.0%, 7/1/23
       3,385,000                                3,385,000   Metropolitan Pier & Exposition Authority
                                                              Dedicated State Tax Revenue, 8.5%, 6/15/06
       4,485,000                                4,485,000   Chicago Board of Education 5.75%, 12/1/27
         515,000                                  515,000   Chicago Board of Education 5.75%, 12/1/27
         500,000                                  500,000   Chicago IL Met Wtr Reclamation 5.25%, 12/1/2010
         495,000                                  495,000   Chicago IL Tax Increment 5.0%, 11/15/2010
       3,000,000                                3,000,000   University of Illinois Revenue, 5.75%, 1/15/16
                       3,000,000                3,000,000   Will County Forest Preservation District,
                                                              Series B, 0.00%, 12/01/18, FGIC

                                                            Indiana
         750,000                                  750,000   Indiana Bond Bank, 6.75%, 2/1/17
         225,000                                  225,000   Indiana State Housing Finance, Single Family
                                                              Mortgage Revenue, 5.95%, 7/1/13
       1,000,000                                1,000,000   Indiana University Revenue, 5.8%, 11/15/10
       3,400,000                                3,400,000   Indianapolis Local Public Improvement Board
                                                              Revenue, 6.0%, 1/10/20
       1,400,000                                1,400,000   Indianapolis Local Public Improvement Board
                                                              Revenue, 6.75%, 2/1/14
       1,000,000                                1,000,000   Lawrence Township Metropolitan School
                                                              District Revenue, 6.75%, 7/5/13
       2,000,000                                2,000,000   Sarah Scott Middle School Revenue, 5.75%,
                                                              1/15/19

                                                            Kentucky
                       2,000,000                2,000,000   Carrollton & Henderson Public Energy
                                                              Authority, Gas Revenue, Series A, 5.00%,
                                                              01/01/09, FSA
         500,000                                  500,000   Kentucky Economic Dev Fin 6.25%, 10/01/12
       1,095,000                                1,095,000   Kenton County Water District #1, 5.8%, 2/1/15


                                                                                       AmSouth       AmSouth
                                                                         Pioneer     High Quality   Tennessee
                                                          % of          Tax Free      Municipal     Tax-Exempt    Pro Forma
                                                        Pro Forma      Income Fund    Bond Fund        Fund        Combined
                                                        Combined         Market         Market        Market        Market
                                                       Net Assets         Value         Value         Value         Value
                                                       ----------         -----         -----         -----         -----

Colorado                                                 2.99%
Central Platte Valley Metropolitan District,                       $                     6,675,788                   6,675,788
  5.20%, 12/01/17, Prerefunded 12/1/09
  @ 101, OID, ACA
Colorado Housing Finance Authority, Series                                   55,643                                     55,643
  A-3, 7.0%, 11/1/16
Colorado Housing Finance Authority, Series                                   20,065                                     20,065
  C-2, 7.45%, 6/1/17
Colorado Housing Finance Authority, Series                                   95,314                                     95,314
  B-2, 7.45%, 11/1/27
Colorado Housing Finance Authority, Series                                  276,449                                    276,449
  B-3, 6.55%, 5/1/25
Douglas County School District Region1,                                   4,508,719                                  4,508,719
  7.0%, 12/15/13
Key West Utilities Board, Electric Revenue,                                              2,911,115                   2,911,115
  6.00%, 10/01/13, AMBAC
University of CO Regts Partn 6%, 12/1/2022                                7,666,910                                  7,666,910
                                                                   ------------------------------------------------------------
                                                                   $     12,623,100      9,586,902                  22,210,002
                                                                   ------------------------------------------------------------
Connecticut                                              0.98%
Connecticut State Health & Education,                              $      1,099,700                                  1,099,700
  5.5%, 7/1/17
Connecticut State, Special Tax Obligation                                                6,164,910                   6,164,910
  Revenue, 5.25%, 07/01/17, AMBAC
                                                                   ------------------------------------------------------------
                                                                   $      1,099,700      6,164,910                   7,264,610
                                                                   ------------------------------------------------------------
District of Columbia                                     1.00%
District of Columbia Tobacco Settlement                            $      7,439,325                                  7,439,325
  Financing Corp., 6.75%, 5/15/40
                                                                   ------------------------------------------------------------

Florida                                                  5.14%
Dade County, Series DD, GO, 7.70%, 10/01/08,                       $                     2,080,355                   2,080,355
  AMBAC
Dade County, Series DD, GO, 7.70%, 10/01/12,                                             1,273,880                   1,273,880
  AMBAC
Florida State Board of Education, Capital Outlay,                                        7,038,850                   7,038,850
  Series A, GO, 5.00%, 06/01/08
Jacksonville, Water & Sewer District, Revenue,                                          10,158,717                  10,158,717
  5.00%, 10/01/20, MBIA
Reedy Creek, Improvement District, Series 1,                                             8,778,950                   8,778,950
  5.50%, 10/01/08, Callable 10/1/07 @ 101,
  AMBAC
Seminole Tribe Convention-A1, 10.0%, 10/1/33                              2,194,481                                  2,194,481
Seminole Tribe Convention-A1, 8.95%, 10/1/33                              1,137,450                                  1,137,450
Manatee County Housing Revenue, 7.2%, 5/1/28                                116,227                                    116,227
Palm Beach County Public Improvement                                      5,448,900                                  5,448,900
  Revenue, 5.0%, 11/1/30
                                                                   ------------------------------------------------------------
                                                                   $      8,897,058     29,330,752                  38,227,810
                                                                   ------------------------------------------------------------
Hawaii                                                   1.30%
Hawaii St Dept Budget & Fin 6.4%, 7/1/2013                         $      5,744,850                                  5,744,850
Hawaii State, GO, 5.50%, 03/01/16,                                                       3,941,898                   3,941,898
  Prerefunded 3/1/07 @ 102, FGIC
                                                                   ------------------------------------------------------------
                                                                   $      5,744,850      3,941,898                   9,686,748
                                                                   ------------------------------------------------------------
Illinois                                                 4.72%
Chicago Illinois Single Family Mortgage,                           $        457,220                                    457,220
  6.45%, 9/1/29
Chicago Metropolitan Water Reclamation                                                   8,348,346                   8,348,346
  District, Greater Chicago Capital Improvements,
  GO, 6.90%, 01/01/07
Illinois Health Facilities Authority Revenue,                               878,540                                    878,540
  6.7%, 3/1/14
Metropolitan Pier & Exposition Authority                                  5,204,512                                  5,204,512
  Dedicated State Tax Revenue, 8.5%, 6/15/06
Metropolitan Pier & Exposition Authority                                    206,146                                    206,146
  Dedicated State Tax Revenue, 8.5%, 6/15/06
Kane County Illinois School District #129                                 2,014,179                                  2,014,179
  Aurora West Side ,6.0%, 2/1/20
Kane County Illinois School District #129                                 1,157,120                                  1,157,120
  Aurora West Side ,6.0%, 2/1/22
Illinois Housing Development Authority Revenue                            1,517,606                                  1,517,606
  Multi-Family Housing, 7.0%, 7/1/23
Metropolitan Pier & Exposition Authority                                  3,686,130                                  3,686,130
  Dedicated State Tax Revenue, 8.5%, 6/15/06
Chicago Board of Education 5.75%, 12/1/27                                 5,000,192                                  5,000,192
Chicago Board of Education 5.75%, 12/1/27                                   564,461                                    564,461
Chicago IL Met Wtr Reclamation 5.25%, 12/1/2010                             561,140                                    561,140
Chicago IL Tax Increment 5.0%, 11/15/2010                                   530,096                                    530,096
University of Illinois Revenue, 5.75%, 1/15/16                            3,335,640                                  3,335,640
Will County Forest Preservation District,                                                1,593,120                   1,593,120
  Series B, 0.00%, 12/01/18, FGIC
                                                                   ------------------------------------------------------------
                                                                   $     25,112,982      9,941,466                  35,054,448
                                                                   ------------------------------------------------------------
Indiana                                                  1.52%
Indiana Bond Bank, 6.75%, 2/1/17                                   $        767,948                                    767,948
Indiana State Housing Finance, Single Family                                225,000                                    225,000
  Mortgage Revenue, 5.95%, 7/1/13
Indiana University Revenue, 5.8%, 11/15/10                                1,144,070                                  1,144,070
Indianapolis Local Public Improvement Board                               4,075,546                                  4,075,546
  Revenue, 6.0%, 1/10/20
Indianapolis Local Public Improvement Board                               1,684,774                                  1,684,774
  Revenue, 6.75%, 2/1/14
Lawrence Township Metropolitan School                                     1,220,870                                  1,220,870
  District Revenue, 6.75%, 7/5/13
Sarah Scott Middle School Revenue, 5.75%,                                 2,162,240                                  2,162,240
  1/15/19
                                                                   ------------------------------------------------------------
                                                                   $     11,280,448                                 11,280,448
                                                                   ------------------------------------------------------------
Kentucky                                                 0.52%
Carrollton & Henderson Public Energy                               $                     2,173,700                   2,173,700
  Authority, Gas Revenue, Series A, 5.00%,
  01/01/09, FSA
Kentucky Economic Dev Fin 6.25%, 10/01/12                                   546,055                                    546,055
Kenton County Water District #1, 5.8%, 2/1/15                             1,140,508                                  1,140,508
                                                                   ------------------------------------------------------------
                                                                   $      1,686,563      2,173,700                   3,860,263
                                                                   ------------------------------------------------------------

                     AmSouth        AmSouth
    Pioneer        High Quality    Tennessee
    Tax Free        Municipal     Tax-Exempt    Pro Forma
  Income Fund       Bond Fund        Fund        Combined
   Principal        Principal      Principal    Principal
   Amount ($)       Amount ($)    Amount ($)    Amount ($)
   ----------       ----------    ----------    ----------

                                                            Lousiana
                       1,085,000                1,085,000   Louisiana Local Government Environment
                                                              Facilities, Community Development Authority
                                                              Revenue, Capital Projects & Equipment Acquisition,
                                                              5.25%, 12/01/18, AMBAC
       1,190,000                                1,190,000   Louisiana Public Facilities Authority
                                                              Revenue, 6.25%, 10/1/11

                                                            Maryland
                       2,045,000                2,045,000   Prince Georges County, Series C, GO, 5.00%,
                                                              12/01/15, Callable 12/1/14 @ 100
                       4,175,000                4,175,000   Prince Georges County, Series E, GO, 5.00%,
                                                              12/01/15, Callable 12/1/14 @ 100

                                                            Massachusetts
       3,800,000                                3,800,000   Woods Hole MV & Nantuck MA 5.0%, 3/1/2018
       3,750,000                                3,750,000   Mass Bay Transn Auth 5.5%, 7/1/2016
       1,500,000                                1,500,000   Massachusetts State Development Finance
                                                              Agency, 6.375%, 7/1/23
       1,000,000                                1,000,000   Massachusetts Health & Educational Facilities
                                                              Authority Revenue, 6.0%, 7/1/18
       5,290,000                                5,290,000   Massachusetts Health & Educational Facilites
                                                              Authority, 5.75%, 7/1/32
       2,000,000                                2,000,000   Massachusetts Health & Educational Facilities
                                                              Authority, 6.5%, 7/1/21
       2,000,000                                2,000,000   Massachusetts Health & Educational Facilites
                                                              Authority Revenue, 6.625%, 7/1/32
       1,145,000                                1,145,000   Massachusetts Health & Educational Facitilties
                                                              Authority, 6.25%, 10/1/31
       1,000,000                                1,000,000   Massachusetts Health & Educational Facilities
                                                              Authority Revenue, 6.75%, 7/1/16
       1,250,000                                1,250,000   Massachusetts Health & Educational Facilties
                                                              Authority, 6.25% 7/1/22
       2,000,000                                2,000,000   Massachusetts Health & Educational Facilities
                                                              Authority Revenue, 5.0%, 7/1/23
         400,000                                  400,000   Massachusetts St Wtr Res Auth 5.25%, 12/01/08

                                                            Maine
         300,000                                  300,000   Maine Mun Bd Bk 5.0%, 11/1/2009

                                                            Michigan
       6,485,000                                6,485,000   Wayne Charter County SPL, 6.75%, 12/1/15
       4,000,000                                4,000,000   Michigan State Hospital Finance Authority, 6.0%,
                                                              2/1/24
       3,230,000                                3,230,000   Michigan St Hospital Fin. Auth 5.50%, 11/01/14
         400,000                                  400,000   Michigan St Trunk Line 5.50%, 11/01/10
       1,500,000                                1,500,000   John Tolfree Health System, 6.0%, 9/15/23

                                                            Minnesota
       5,000,000                                5,000,000   Becker, Minnesota Pollution Control Revenue
                                                              Northern
                                                            States Power ""A"" Conversions 8.5%, 4/1/30
                       2,175,000                2,175,000   Centennial Independent School District No. 12,
                                                              Series A, GO, 5.60%, 02/01/07, MBIA

                                                            Missouri
                       1,955,000                1,955,000   Fort Zumalt School District, GO, 5.0%,
                                                              03/01/16, Callable 3/1/15 @ 100
         635,000                                  635,000   Missouri State Housing Development
                                                              Common Mortgage Revenue, Single
                                                              Family, Series B-2, 6.4%, 3/1/29

                                                            Mississippi
       6,000,000                                6,000,000   Lowndes County MS Solid Waste
                                                              Disposal & Pollution Control Revenue,
                                                              6.8%, 4/1/22
                       1,000,000                1,000,000   Mississippi State, Series B, GO, 5.90%,
                                                              11/15/09

                                                            Montana
       8,000,000                                8,000,000   Montana State Health Authority, 9.082%,
                                                              2/25/25
         500,000                                  500,000   Forsyth Pollution Control Revenue, 5.2%,
                                                              5/1/33

                                                            North Carolina
       2,000,000                                2,000,000   Charlotte North Carolina Special Facilities
                                                              Revenue, 7.75%, 2/1/28

                                                            North Dakota
         930,000                                  930,000   North Dakota State Housing Finance Agency
                                                              Revenue, 6.0%, 7/1/20
         625,000                                  625,000   North Dakota State Housing Finance Agency
                                                              Revenue, 5.8%, 7/1/18

                                                            Nebraska
       1,325,000                                1,325,000   Municipal Energy Agency, 6.0%, 4/1/08
       5,050,000                                5,050,000   Nebraska Investment Finance Authority Single
                                                              Family Mortgage Revenue, 10.352%, 3/1/26

                                                            New Hampshire
       4,000,000                                4,000,000   Manchester New Hampshire School Revenue,
                                                              5.5%,  6/1/28
       1,250,000                                1,250,000   New Hampshire Health & Education Facilities
                                                              Authority Revenue, 5.75%, 10/1/31
       2,000,000                                2,000,000   New Hampshire Health & Educational Facilities
                                                              Authority Revenue, 5.75%, 7/1/22

                     AmSouth        AmSouth
    Pioneer        High Quality    Tennessee
    Tax Free        Municipal     Tax-Exempt    Pro Forma
  Income Fund       Bond Fund        Fund        Combined
   Principal        Principal      Principal    Principal
   Amount ($)       Amount ($)    Amount ($)    Amount ($)
   ----------       ----------    ----------    ----------
         370,000                                  370,000   New Hampshire State Housing Finance Authority,
                                                              6.125%, 1/1/20

                                                            New Jersey
       5,185,000                                5,185,000   New Jersey Economic Development Authority
                                                              Special
                                                            Facility Revenue, 7.0%, 11/15/30
       5,215,000                                5,215,000   Tobacco Settlement Financing Corp., NJ, 6.75%,
                                                              6/1/39
       2,000,000                                2,000,000   Tobacco Settlement Financing Corp., NJ, 6.25%,
                                                              6/1/43

                                                            New York
       1,000,000                                1,000,000   Albany Individual Development, 6.0%, 7/1/19
         400,000                                  400,000    Metropolitan Transn Auth NY 5.50%, 07/01/14
       2,000,000                                2,000,000   New York NY, Series G, 5.0%, 8/1/14
       2,000,000                                2,000,000   New York NY City Transportation Finance
                                                              Authority Revenue, 5.5%, 11/1/26
       6,900,000                                6,900,000   New York City, NY, Industrial, 6.9%, 8/1/24
       5,000,000                                5,000,000   NY State Dorm Auth Lease Rev 5.5%, 5/15/2017

                                                            Ohio
       2,870,000                                2,870,000   Cleveland Ohio General Obligation,
                                                              5.75%, 8/1/13
       1,000,000                                1,000,000   University of Cincinnati, 5.75%,  6/1/18
       1,000,000                                1,000,000   University of Cincinnati, 5.75%, 6/1/19
         500,000                                  500,000   Ohio State Building Authority Revenue,
                                                               6.0%, 10/1/08
         400,000                                  400,000   Ohio State Bldg Auth Ref 5.5%, 10/1/2011
                       9,700,000                9,700,000   Ohio State Higher Education, Series A,
                                                              GO, 5.20%, 02/01/10
       2,800,000                                2,800,000   Ohio Water Development Authority
                                                              Pollution Control Facilities Revenue, 7.7%,
                                                              8/1/25

                                                            Oklahoma
                       1,530,000                1,530,000   Moore, GO, 5.75%, 04/01/12, MBIA
          65,000                                   65,000   Oklahoma St Inds Auth Rev 5.20%, 06/01/05
       4,350,000                                4,350,000   Tulsa Municipal Airport Revenue, 7.35%, 12/1/11
       2,220,000                                2,220,000   Tulsa Municipal Airport Revenue, 6.25%, 6/1/20

                                                            Oregon
       1,165,000                                1,165,000   Jackson County School District Np. 4,
                                                              5.5%, 6/15/17
         500,000                                  500,000   Klamath Falls Inter-Community Hospital
                                                              Authority Revenue, 6.125%, 9/1/22
       1,000,000                                1,000,000   Portland Urband Development, 5.75%  6/15/08
                       2,365,000                2,365,000   Salem, GO, 4.45%, 12/01/10, Callable 6/1/09
                                                              @ 100, FSA
       1,650,000                                1,650,000   Wasco County School District, 5.5%, 6/15/19
                       5,285,000                5,285,000   Washington County Criminal Justice Facilities,
                                                              GO, 5.00%, 12/01/09, Callable 12/1/07 @ 100

                                                            Pennsylvania
       1,800,000                                1,800,000   Lehigh County General Purpose Authority
                                                              Revenue, Hospital - Saint Lukes Bethlehem,
                                                              5.25%, 8/15/23
         250,000                                  250,000   Sayre Health Care Facility Authority Revenue,
                                                              5.75%, 12/1/21
       8,000,000                                8,000,000   Delaware County Pennsylvania Industrial
                                                              Development Authority Revenue, 6.2%, 7/1/19
       1,000,000                                1,000,000   Columbia County PA Hospital Authority, 5.8%, 6/1/19
                      10,000,000               10,000,000   Pennsylvania State, GO, 5.375%, 07/01/17
         500,000                                  500,000    Philadelphia Pennsylvania Pkg 4.875%, 09/01/09

                                                            Puerto Rico
       5,000,000                                5,000,000   Puerto Rico Electric Power, 0.0%, 7/1/17*
       5,000,000                                5,000,000   Puerto Rico Hsg Fin Auth 5.0%, 12/1/2013
       3,305,000                                3,305,000   Puerto Rico Electric Power, 0.0%, 7/1/17*
       2,650,000                                2,650,000   Puerto Rico Municipal Financial  Agency,
                                                              5.875%, 8/1/14

                                                            Rhode Island
                       3,065,000                3,065,000   Rhode Island State, Series A, GO, 5.75%,
                                                              09/01/13, Callable 9/1/09 @ 101, FGIC
         480,000                                  480,000   Rhode Island State Health & Education
                                                              Facilities Authorities, 6.375%, 8/15/21
         250,000                                  250,000   Rhode Island State Health & Education
                                                              Facilities Authorities, 6.5%, 8/15/32
       3,100,000                                3,100,000   Tobacco Settlement Financing Corp.,
                                                              NJ, 6.25%, 6/1/42

                                                            South Carolina
                       5,525,000                5,525,000   Beaufort County School District, Series
                                                              B, GO, 4.10%, 02/01/09, Callable 2/1/07
                                                              @ 101, SCSDE
       4,000,000                                4,000,000   Georgetown County South Carolina
                                                              Pollution Control
                                                            Facilities Revenue, 5.125%, 2/1/12
         400,000                                  400,000   Greenville Cnty SC Sch Dist 5.5%,
                                                              12/1/2012
         500,000                                  500,000   SC Jobs Economic Dev Auth 6.00%,
                                                              8/1/2013


                                                                                       AmSouth       AmSouth
                                                                         Pioneer     High Quality   Tennessee
                                                          % of          Tax Free      Municipal     Tax-Exempt    Pro Forma
                                                        Pro Forma      Income Fund    Bond Fund        Fund        Combined
                                                        Combined         Market         Market        Market        Market
                                                       Net Assets         Value         Value         Value         Value
                                                       ----------         -----         -----         -----         -----

Lousiana                                                 0.32%
Louisiana Local Government Environment                             $                     1,221,819                   1,221,819
  Facilities, Community Development Authority
  Revenue, Capital Projects & Equipment Acquisition,
  5.25%, 12/01/18, AMBAC
Louisiana Public Facilities Authority                                     1,181,801                                  1,181,801
  Revenue, 6.25%, 10/1/11
                                                                   ------------------------------------------------------------
                                                                   $      1,181,801      1,221,819                   2,403,620
                                                                   ------------------------------------------------------------
Maryland                                                 0.93%
Prince Georges County, Series C, GO, 5.00%,                        $                     2,279,582                   2,279,582
  12/01/15, Callable 12/1/14 @ 100
Prince Georges County, Series E, GO, 5.00%,                                              4,653,914                   4,653,914
  12/01/15, Callable 12/1/14 @ 100
                                                                   ------------------------------------------------------------
                                                                   $              -      6,933,496            -      6,933,496
                                                                   ------------------------------------------------------------
Massachusetts                                            3.70%
Woods Hole MV & Nantuck MA 5.0%, 3/1/2018                          $      4,137,896                                  4,137,896
Mass Bay Transn Auth 5.5%, 7/1/2016                                       4,320,563                                  4,320,563
Massachusetts State Development Finance                                   1,666,125                                  1,666,125
  Agency, 6.375%, 7/1/23
Massachusetts Health & Educational Facilities                             1,130,400                                  1,130,400
  Authority Revenue, 6.0%, 7/1/18
Massachusetts Health & Educational Facilites                              5,759,540                                  5,759,540
  Authority, 5.75%, 7/1/32
Massachusetts Health & Educational Facilities                             2,147,560                                  2,147,560
  Authority, 6.5%, 7/1/21
Massachusetts Health & Educational Facilites                              2,133,380                                  2,133,380
  Authority Revenue, 6.625%, 7/1/32
Massachusetts Health & Educational Facitilties                            1,199,582                                  1,199,582
  Authority, 6.25%, 10/1/31
Massachusetts Health & Educational Facilities                             1,118,900                                  1,118,900
  Authority Revenue, 6.75%, 7/1/16
Massachusetts Health & Educational Facilties                              1,333,063                                  1,333,063
  Authority, 6.25% 7/1/22
Massachusetts Health & Educational Facilities                             2,097,100                                  2,097,100
  Authority Revenue, 5.0%, 7/1/23
Massachusetts St Wtr Res Auth 5.25%, 12/01/08                               439,692                                    439,692
                                                                   ------------------------------------------------------------
                                                                   $     27,483,801                                 27,483,801
                                                                   ------------------------------------------------------------
Maine                                                    0.04%
Maine Mun Bd Bk 5.0%, 11/1/2009                                    $        327,204                                    327,204
                                                                   ------------------------------------------------------------

Michigan                                                 2.02%
Wayne Charter County SPL, 6.75%, 12/1/15                           $      5,668,149                                  5,668,149
Michigan State Hospital Finance Authority, 6.0%,                          3,872,760                                  3,872,760
  2/1/24
Michigan St Hospital Fin. Auth 5.50%, 11/01/14                            3,538,756                                  3,538,756
Michigan St Trunk Line 5.50%, 11/01/10                                      453,500                                    453,500
John Tolfree Health System, 6.0%, 9/15/23                                 1,456,875                                  1,456,875
                                                                   ------------------------------------------------------------
                                                                   $     14,990,040                                 14,990,040
                                                                   ------------------------------------------------------------
Minnesota                                                1.10%
Becker, Minnesota Pollution Control Revenue                        $
  Northern
States Power ""A"" Conversions 8.5%, 4/1/30                               5,812,900                                  5,812,900
Centennial Independent School District No. 12,                                           2,325,097                   2,325,097
  Series A, GO, 5.60%, 02/01/07, MBIA
                                                                   ------------------------------------------------------------
                                                                   $      5,812,900      2,325,097                   8,137,997
                                                                   ------------------------------------------------------------
Missouri                                                 0.38%
Fort Zumalt School District, GO, 5.0%,                             $                     2,157,284                   2,157,284
  03/01/16, Callable 3/1/15 @ 100
Missouri State Housing Development                                          637,953                                    637,953
  Common Mortgage Revenue, Single
  Family, Series B-2, 6.4%, 3/1/29
                                                                   ------------------------------------------------------------
                                                                   $        637,953      2,157,284                   2,795,237
                                                                   ------------------------------------------------------------
Mississippi                                              1.13%
Lowndes County MS Solid Waste                                      $      7,222,320                                  7,222,320
  Disposal & Pollution Control Revenue,
  6.8%, 4/1/22
Mississippi State, Series B, GO, 5.90%,                                                  1,142,000                   1,142,000
  11/15/09
                                                                   ------------------------------------------------------------
                                                                   $      7,222,320      1,142,000                   8,364,320
                                                                   ------------------------------------------------------------
Montana                                                  1.19%
Montana State Health Authority, 9.082%,                            $      8,347,680                                  8,347,680
  2/25/25
Forsyth Pollution Control Revenue, 5.2%,                                    530,940                                    530,940
  5/1/33
                                                                   ------------------------------------------------------------
                                                                   $      8,878,620                                  8,878,620
                                                                   ------------------------------------------------------------
North Carolina                                           0.13%
Charlotte North Carolina Special Facilities                        $      1,000,000                                  1,000,000
  Revenue, 7.75%, 2/1/28
                                                                   ------------------------------------------------------------

North Dakota                                             0.22%
North Dakota State Housing Finance Agency                          $        946,889                                    946,889
  Revenue, 6.0%, 7/1/20
North Dakota State Housing Finance Agency                                   655,369                                    655,369
  Revenue, 5.8%, 7/1/18
                                                                   ------------------------------------------------------------
                                                                   $      1,602,258                                  1,602,258
                                                                   ------------------------------------------------------------
Nebraska                                                 0.99%
Municipal Energy Agency, 6.0%, 4/1/08                              $      1,467,517                                  1,467,517
Nebraska Investment Finance Authority Single                              5,869,009                                  5,869,009
  Family Mortgage Revenue, 10.352%, 3/1/26
                                                                   ------------------------------------------------------------
                                                                   $      7,336,526                                  7,336,526
                                                                   ------------------------------------------------------------
New Hampshire                                            1.12%
Manchester New Hampshire School Revenue,                           $      4,553,720                                  4,553,720
  5.5%,  6/1/28
New Hampshire Health & Education Facilities                               1,314,938                                  1,314,938
  Authority Revenue, 5.75%, 10/1/31
New Hampshire Health & Educational Facilities                             2,065,000                                  2,065,000
  Authority Revenue, 5.75%, 7/1/22

9


                                                                                       AmSouth       AmSouth
                                                                         Pioneer     High Quality   Tennessee
                                                          % of          Tax Free      Municipal     Tax-Exempt    Pro Forma
                                                        Pro Forma      Income Fund    Bond Fund        Fund        Combined
                                                        Combined         Market         Market        Market        Market
                                                       Net Assets         Value         Value         Value         Value
                                                       ----------         -----         -----         -----         -----
New Hampshire State Housing Finance Authority,                              374,755                                    374,755
  6.125%, 1/1/20
                                                                   ------------------------------------------------------------
                                                                   $      8,308,413                                  8,308,413
                                                                   ------------------------------------------------------------
New Jersey                                               1.57%
New Jersey Economic Development Authority
  Special
Facility Revenue, 7.0%, 11/15/30                                   $      4,570,422                                  4,570,422
Tobacco Settlement Financing Corp., NJ, 6.75%,                            5,207,647                                  5,207,647
  6/1/39
Tobacco Settlement Financing Corp., NJ, 6.25%,                            1,860,700                                  1,860,700
  6/1/43
                                                                   ------------------------------------------------------------
                                                                   $     11,638,769                                 11,638,769
                                                                   ------------------------------------------------------------
New York                                                  2.22%
Albany Individual Development, 6.0%, 7/1/19                        $      1,079,220                                  1,079,220
Metropolitan Transn Auth NY 5.50%, 07/01/14                                 455,168                                    455,168
New York NY, Series G, 5.0%, 8/1/14                                       2,170,620                                  2,170,620
New York NY City Transportation Finance                                   2,245,020                                  2,245,020
  Authority Revenue, 5.5%, 11/1/26
New York City, NY, Industrial, 6.9%, 8/1/24                               5,059,011                                  5,059,011
NY State Dorm Auth Lease Rev 5.5%, 5/15/2017                              5,513,950                                  5,513,950
                                                                   ------------------------------------------------------------
                                                                   $     16,522,989                                 16,522,989
                                                                   ------------------------------------------------------------
Ohio                                                     2.74%
Cleveland Ohio General Obligation,                                 $      3,345,789                                  3,345,789
  5.75%, 8/1/13
University of Cincinnati, 5.75%,  6/1/18                                  1,141,620                                  1,141,620
University of Cincinnati, 5.75%, 6/1/19                                   1,141,620                                  1,141,620
Ohio State Building Authority Revenue,                                      560,915                                    560,915
   6.0%, 10/1/08
Ohio State Bldg Auth Ref 5.5%, 10/1/2011                                    455,304                                    455,304
Ohio State Higher Education, Series A,                                                  10,758,270                  10,758,270
  GO, 5.20%, 02/01/10
Ohio Water Development Authority                                          2,942,688                                  2,942,688
  Pollution Control Facilities Revenue, 7.7%,
  8/1/25
                                                                   ------------------------------------------------------------
                                                                   $      9,587,936     10,758,270                  20,346,206
                                                                   ------------------------------------------------------------
Oklahoma                                                 1.08%
Moore, GO, 5.75%, 04/01/12, MBIA                                   $                     1,751,819                   1,751,819
Oklahoma St Inds Auth Rev 5.20%, 06/01/05                                    65,814                                     65,814
Tulsa Municipal Airport Revenue, 7.35%, 12/1/11                           4,347,521                                  4,347,521
Tulsa Municipal Airport Revenue, 6.25%, 6/1/20                            1,887,111                                  1,887,111
                                                                   ------------------------------------------------------------
                                                                   $      6,300,446      1,751,819                   8,052,265
                                                                   ------------------------------------------------------------
Oregon                                                   1.76%
Jackson County School District Np. 4,                              $      1,300,711                                  1,300,711
  5.5%, 6/15/17
Klamath Falls Inter-Community Hospital                                      535,860                                    535,860
  Authority Revenue, 6.125%, 9/1/22
Portland Urband Development, 5.75%  6/15/08                               1,127,620                                  1,127,620
Salem, GO, 4.45%, 12/01/10, Callable 6/1/09                                              2,511,157                   2,511,157
  @ 100, FSA
Wasco County School District, 5.5%, 6/15/19                               1,923,636                                  1,923,636
Washington County Criminal Justice Facilities,                                           5,643,217                   5,643,217
  GO, 5.00%, 12/01/09, Callable 12/1/07 @ 100
                                                                   ------------------------------------------------------------
                                                                   $      4,887,827      8,154,374                  13,042,201
                                                                   ------------------------------------------------------------
Pennsylvania                                             3.18%
Lehigh County General Purpose Authority                            $      1,834,128                                  1,834,128
  Revenue, Hospital - Saint Lukes Bethlehem,
  5.25%, 8/15/23
Sayre Health Care Facility Authority Revenue,                               267,763                                    267,763
  5.75%, 12/1/21
Delaware County Pennsylvania Industrial                                   8,543,200                                  8,543,200
  Development Authority Revenue, 6.2%, 7/1/19
Columbia County PA Hospital Authority, 5.8%, 6/1/19                         912,210                                    912,210
Pennsylvania State, GO, 5.375%, 07/01/17                                                11,496,500                  11,496,500
Philadelphia Pennsylvania Pkg 4.875%, 09/01/09                              544,090                                    544,090
                                                                   ------------------------------------------------------------
                                                                   $     12,101,391     11,496,500                  23,597,891
                                                                   ------------------------------------------------------------
Puerto Rico                                              1.82%
Puerto Rico Electric Power, 0.0%, 7/1/17*                          $      3,025,350                                  3,025,350
Puerto Rico Hsg Fin Auth 5.0%, 12/1/2013                                  5,500,450                                  5,500,450
Puerto Rico Electric Power, 0.0%, 7/1/17*                                 1,999,756                                  1,999,756
Puerto Rico Municipal Financial  Agency,                                  3,004,332                                  3,004,332
  5.875%, 8/1/14
                                                                   ------------------------------------------------------------
                                                                   $     13,529,888                                 13,529,888
                                                                   ------------------------------------------------------------
Rhode Island                                             0.97%
Rhode Island State, Series A, GO, 5.75%,                           $                     3,503,295                   3,503,295
  09/01/13, Callable 9/1/09 @ 101, FGIC
Rhode Island State Health & Education                                       526,790                                    526,790
  Facilities Authorities, 6.375%, 8/15/21
Rhode Island State Health & Education                                       270,563                                    270,563
  Facilities Authorities, 6.5%, 8/15/32
Tobacco Settlement Financing Corp.,                                       2,877,451                                  2,877,451
  NJ, 6.25%, 6/1/42
                                                                   ------------------------------------------------------------
                                                                   $      3,674,804      3,503,295                   7,178,099
                                                                   ------------------------------------------------------------
South Carolina                                           2.45%
Beaufort County School District, Series                            $                     5,742,906                   5,742,906
  B, GO, 4.10%, 02/01/09, Callable 2/1/07
  @ 101, SCSDE
Georgetown County South Carolina
  Pollution Control
Facilities Revenue, 5.125%, 2/1/12                                        4,259,840                                  4,259,840
Greenville Cnty SC Sch Dist 5.5%,                                           449,240                                    449,240
  12/1/2012
SC Jobs Economic Dev Auth 6.00%,                                            555,035                                    555,035
  8/1/2013

                     AmSouth        AmSouth
    Pioneer        High Quality    Tennessee
    Tax Free        Municipal     Tax-Exempt    Pro Forma
  Income Fund       Bond Fund        Fund        Combined
   Principal        Principal      Principal    Principal
   Amount ($)       Amount ($)    Amount ($)    Amount ($)
   ----------       ----------    ----------    ----------
       4,000,000                                4,000,000   South Carolina Jobs Economic Development
                                                              Authority
                                                            Hospital Facilities Revenue, 6.875%, 8/1/27
         350,000                                 350,000    South Carolina Housing Finance & Development
                                                              Authority
                                                            Mortgage Revenue, Series A-1, 6.2%, 7/1/09
       2,500,000                                2,500,000   Tobacco Settlement Revenue Management,
                                                              6.375%, 5/15/30

                                                            South Dakota
       1,235,000                                1,235,000   South Dakota Conservancy District Revenue,
                                                              5.625%, 8/1/17
       1,255,000                                1,255,000   South Dakota State Lease, Revenue,
                                                              8.0%, 9/1/05

                                                            Tennessee
                                     1,055,000  1,055,000   Anderson County, GO, 5.00%, 04/01/09,
                                                              FSA
                                       100,000   100,000    Chattanooga, GO, 5.00%, 09/01/13,
                                                              Prerefunded 9/1/06 @ 101, OID, FGIC
                                     1,000,000  1,000,000   Chattanooga, Series A, GO, 5.00%, 11/01/06
                                     1,570,000  1,570,000   Clarksville, Water Sewer & Gas Revenue,
                                                              5.15%, 02/01/14, FSA
                                     1,000,000  1,000,000   Dickson County, Public Improvements &
                                                              Schools, GO, 5.25%, 04/01/16, Callable
                                                              4/1/10 @ 100, OID, FSA
                                     1,020,000  1,020,000   Franklin Special School District, GO,
                                                              5.00%, 06/01/10
                                       500,000   500,000    Germantown, GO, 4.50%, 08/01/05
                                     1,000,000  1,000,000   Hamilton County, GO, 5.00%, 11/01/11,
                                                              Callable 11/1/08 @ 101
                                     1,000,000  1,000,000   Johnson City, GO, 4.70%, 06/01/12,
                                                              OID, FGIC
                                       750,000   750,000    Knox County Health Educational &
                                                              Housing Facility Board, Hospital Facilities
                                                              Revenue, Fort Sanders Alliance, 7.25%,
                                                              01/01/08, MBIA
       1,000,000                                1,000,000   Knox County Health Facility, 6.375%, 4/15/22
       1,500,000                                1,500,000   Knox County Health Facility, 6.5%, 4/15/31
                                     1,000,000  1,000,000   Knoxville, Water Revenue, 5.00%,
                                                              03/01/13, Callable 3/1/10 @ 100, MBIA
                                     1,000,000  1,000,000   Marion County, GO, 5.00%, 04/01/11, AMBAC
                                     1,000,000  1,000,000   Memphis, GO, 6.00%, 11/01/06
                       2,050,000                2,050,000   Metropolitan Government, Nashville &
                                                              Davidson County, Industrial Development
                                                              Board, Revenue, Multi-Family Housing, Arbor,
                                                              Series B, 7.50%, 11/15/10, Prerefunded 5/15/10
                                                              @ 100
                       1,000,000                1,000,000   Metropolitan Government, Nashville &
                                                              Davidson County, Industrial Development
                                                              Board, Revenue, Multi-Family Housing, Arbor,
                                                              Series C, 7.50%, 11/15/12, Prerefunded 5/15/12
                                                              @ 100
                                       600,000   600,000    Metropolitan Government, Nashville &
                                                              Davidson County, GO, 5.00%, 12/01/06
                                     1,500,000  1,500,000   Metropolitan Government, Nashville &
                                                              Davidson County, GO, 6.00%, 12/01/09
                                     1,000,000  1,000,000   Metropolitan Government, Nashville &
                                                              Davidson County, Electric Revenue,
                                                              Series B, 5.50%, 05/15/12
                                     1,000,000  1,000,000   Metropolitan Government, Nashville &
                                                              Davidson County, Electric Revenue,
                                                              Series B, 5.50%, 05/15/14
                                       500,000   500,000    Metropolitan Government, Nashville &
                                                              Davidson County, Health & Education
                                                              Facilities Board Revenue, The Vanderbilt
                                                              University, Series A, 6.00%, 07/01/07
                                       500,000   500,000    Metropolitan Nashville Airport Authority,
                                                              Airport Revenue Improvement, Series A,
                                                              6.625%, 07/01/07, FGIC
                                     1,000,000  1,000,000   Oak Ridge, GO, 5.00%, 04/01/13, Callable
                                                              4/1/11 @ 100, AMBAC
                                     1,000,000  1,000,000   Putnam County Schools, GO, 5.50%, 04/01/19,
                                                              OID, Prerefunded 4/1/10 @ 100, FGIC
                                     1,050,000  1,050,000   Rutherford County, Capital Outlay Notes,
                                                              Series A, GO, 6.50%, 05/01/06
                                     1,000,000  1,000,000   Rutherford County, Public Improvements, GO,
                                                              5.40%, 04/01/13, Prerefunded 4/1/06
                                                              @ 100, OID
                                     1,500,000  1,500,000   Shelby County, Public Improvements, Series A,
                                                              GO, 5.875%, 06/01/20, Prerefunded 6/1/06
                                                              @ 100, OID
                                     1,000,000  1,000,000   Shelby County Schools, Series A, GO, 5.875%,
                                                              06/01/19, Prerefunded 6/1/06 @ 100
                                     1,000,000  1,000,000   Shelby County, Series B, GO, 5.25%, 12/01/10,
                                                              Callable 12/1/06 @ 101, OID
                                     3,500,000  3,500,000   Shelby County Health Educational & Housing
                                                              Facility Board, Hospital Revenue, Methodist
                                                              Health System, Inc., 6.25%, 08/01/07, MBIA
                                       500,000   500,000    Sullivan County Schools, GO, 5.00%, 05/01/16,
                                                              Callable 5/1/15 @ 102, AMBAC
                       1,500,000                1,500,000   Tennessee State, Series B, GO, 5.00%, 05/01/15,
                                                              Callable 5/1/08 @ 100
                                     1,000,000  1,000,000   Tennessee Housing Development Agency,
                                                              Housing Revenue, Series A, 4.90%, 07/01/16,
                                                              Callable 7/1/13 @ 100
                                       500,000   500,000    Tennessee State, GO, 5.00%, 05/01/09,
                                                              Callable 5/1/07 @ 101.5, OID
                                     2,000,000  2,000,000   Tennessee State School Board Authority,
                                                              Higher Educational Facilities, Series A, 5.00%,
                                                              05/01/11, FSA
                                       500,000    500,000   Williamson County, GO, 6.00%, 03/01/08, OID
                                        550,000   550,000   Williamson County, GO, 5.10%, 03/01/14, Prerefunded 3/1/10 @ 100, OID
                                      1,000,000 1,000,000   Williamson County, GO, 5.00%, 03/01/11

                                                            Texas
                       3,000,000                3,000,000   Dallas County, Series A, GO, 5.25%, 08/15/09
                       1,000,000                1,000,000   Harris County, Housing Financial Corp.,
                                                              Multi-Family Housing Revenue, Breton
                                                              Mill Partners, 7.00%, 03/01/07, Prerefunded
                                                              2/15/07 @ 100
                                                                                       AmSouth       AmSouth
                                                                         Pioneer     High Quality   Tennessee
                                                          % of          Tax Free      Municipal     Tax-Exempt    Pro Forma
                                                        Pro Forma      Income Fund    Bond Fund        Fund        Combined
                                                        Combined         Market         Market        Market        Market
                                                       Net Assets         Value         Value         Value         Value
                                                       ----------         -----         -----         -----         -----
South Carolina Jobs Economic Development
  Authority
Hospital Facilities Revenue, 6.875%, 8/1/27                               4,461,280                                  4,461,280
South Carolina Housing Finance & Development
  Authority
Mortgage Revenue, Series A-1, 6.2%, 7/1/09                                  357,560                                    357,560
Tobacco Settlement Revenue Management,                                    2,398,325                                  2,398,325
  6.375%, 5/15/30
                                                                   ------------------------------------------------------------
                                                                   $     12,481,280     5,742,906                   18,224,186
                                                                   ------------------------------------------------------------
South Dakota                                             0.35%
South Dakota Conservancy District Revenue,                         $      1,306,111                                  1,306,111
  5.625%, 8/1/17
South Dakota State Lease, Revenue,                                        1,303,506                                  1,303,506
  8.0%, 9/1/05
                                                                   ------------------------------------------------------------
                                                                   $      2,609,617                                  2,609,617
                                                                   ------------------------------------------------------------
Tennessee                                                6.10%
Anderson County, GO, 5.00%, 04/01/09,                              $                                  1,144,749      1,144,749
  FSA
Chattanooga, GO, 5.00%, 09/01/13,                                                                       105,556        105,556
  Prerefunded 9/1/06 @ 101, OID, FGIC
Chattanooga, Series A, GO, 5.00%, 11/01/06                                                            1,049,500      1,049,500
Clarksville, Water Sewer & Gas Revenue,                                                               1,761,336      1,761,336
  5.15%, 02/01/14, FSA
Dickson County, Public Improvements &                                                                 1,115,440      1,115,440
  Schools, GO, 5.25%, 04/01/16, Callable
  4/1/10 @ 100, OID, FSA
Franklin Special School District, GO,                                                                 1,123,244      1,123,244
  5.00%, 06/01/10
Germantown, GO, 4.50%, 08/01/05                                                                         507,385        507,385
Hamilton County, GO, 5.00%, 11/01/11,                                                                 1,091,100      1,091,100
  Callable 11/1/08 @ 101
Johnson City, GO, 4.70%, 06/01/12,                                                                    1,089,210      1,089,210
  OID, FGIC
Knox County Health Educational &                                                                        850,650        850,650
  Housing Facility Board, Hospital Facilities
  Revenue, Fort Sanders Alliance, 7.25%,
  01/01/08, MBIA
Knox County Health Facility, 6.375%, 4/15/22                              1,024,690                                  1,024,690
Knox County Health Facility, 6.5%, 4/15/31                                1,541,355                                  1,541,355
Knoxville, Water Revenue, 5.00%,                                                                      1,085,740      1,085,740
  03/01/13, Callable 3/1/10 @ 100, MBIA
Marion County, GO, 5.00%, 04/01/11, AMBAC                                                             1,106,860      1,106,860
Memphis, GO, 6.00%, 11/01/06                                                                          1,066,980      1,066,980
Metropolitan Government, Nashville &                                                    2,512,562                    2,512,562
  Davidson County, Industrial Development
  Board, Revenue, Multi-Family Housing, Arbor,
  Series B, 7.50%, 11/15/10, Prerefunded 5/15/10
  @ 100
Metropolitan Government, Nashville &                                                    1,270,930                    1,270,930
  Davidson County, Industrial Development
  Board, Revenue, Multi-Family Housing, Arbor,
  Series C, 7.50%, 11/15/12, Prerefunded 5/15/12
  @ 100
Metropolitan Government, Nashville &                                                                    630,978        630,978
  Davidson County, GO, 5.00%, 12/01/06
Metropolitan Government, Nashville &                                                                  1,720,860      1,720,860
  Davidson County, GO, 6.00%, 12/01/09
Metropolitan Government, Nashville &                                                                  1,139,800      1,139,800
  Davidson County, Electric Revenue,
  Series B, 5.50%, 05/15/12
Metropolitan Government, Nashville &                                                                  1,152,370      1,152,370
  Davidson County, Electric Revenue,
  Series B, 5.50%, 05/15/14
Metropolitan Government, Nashville &                                                                    543,995        543,995
  Davidson County, Health & Education
  Facilities Board Revenue, The Vanderbilt
  University, Series A, 6.00%, 07/01/07
Metropolitan Nashville Airport Authority,                                                               549,940        549,940
  Airport Revenue Improvement, Series A,
  6.625%, 07/01/07, FGIC
Oak Ridge, GO, 5.00%, 04/01/13, Callable                                                              1,087,770      1,087,770
  4/1/11 @ 100, AMBAC
Putnam County Schools, GO, 5.50%, 04/01/19,                                                           1,127,540      1,127,540
  OID, Prerefunded 4/1/10 @ 100, FGIC
Rutherford County, Capital Outlay Notes,                                                              1,109,378      1,109,378
  Series A, GO, 6.50%, 05/01/06
Rutherford County, Public Improvements, GO,                                                           1,039,390      1,039,390
  5.40%, 04/01/13, Prerefunded 4/1/06
  @ 100, OID
Shelby County, Public Improvements, Series A,                                                         1,576,935      1,576,935
  GO, 5.875%, 06/01/20, Prerefunded 6/1/06
  @ 100, OID
Shelby County Schools, Series A, GO, 5.875%,                                                          1,051,290      1,051,290
  06/01/19, Prerefunded 6/1/06 @ 100
Shelby County, Series B, GO, 5.25%, 12/01/10,                                                         1,062,510      1,062,510
  Callable 12/1/06 @ 101, OID
Shelby County Health Educational & Housing                                                            3,842,685      3,842,685
  Facility Board, Hospital Revenue, Methodist
  Health System, Inc., 6.25%, 08/01/07, MBIA
Sullivan County Schools, GO, 5.00%, 05/01/16,                                                           556,030        556,030
  Callable 5/1/15 @ 102, AMBAC
Tennessee State, Series B, GO, 5.00%, 05/01/15,                                         1,624,065                    1,624,065
  Callable 5/1/08 @ 100
Tennessee Housing Development Agency,                                                                 1,060,760      1,060,760
  Housing Revenue, Series A, 4.90%, 07/01/16,
  Callable 7/1/13 @ 100
Tennessee State, GO, 5.00%, 05/01/09,                                                                   535,165        535,165
  Callable 5/1/07 @ 101.5, OID
Tennessee State School Board Authority,                                                               2,214,720      2,214,720
  Higher Educational Facilities, Series A, 5.00%,
  05/01/11, FSA
Williamson County, GO, 6.00%, 03/01/08,                                                                 553,890        553,890
  OID
Williamson County, GO, 5.10%, 03/01/14,                                                                 609,571        609,571
  Prerefunded 3/1/10 @ 100, OID
Williamson County, GO, 5.00%, 03/01/11                                                                1,106,990      1,106,990
                                                                   ------------------------------------------------------------
                                                                   $      2,566,045     5,407,557    37,370,316     45,343,918
                                                                   ------------------------------------------------------------
Texas                                                    9.97%
Dallas County, Series A, GO, 5.25%, 08/15/09                       $                    3,299,550                    3,299,550
Harris County, Housing Financial Corp.,                                                 1,097,320                    1,097,320
  Multi-Family Housing Revenue, Breton
  Mill Partners, 7.00%, 03/01/07, Prerefunded
  2/15/07 @ 100

                     AmSouth        AmSouth
    Pioneer        High Quality    Tennessee
    Tax Free        Municipal     Tax-Exempt    Pro Forma
  Income Fund       Bond Fund        Fund        Combined
   Principal        Principal      Principal    Principal
   Amount ($)       Amount ($)    Amount ($)    Amount ($)
   ----------       ----------    ----------    ----------
                       3,600,000                3,600,000   Katy Independence School District, Series A,
                                                              GO, 4.50%, 02/15/20, Callable 2/15/08 @
                                                              100, PSF-GTD
                       1,000,000                1,000,000   Lubbock Health Facilities Development Corp.,
                                                              Hospital Revenue, Methodist Hospital, Series B,
                                                              6.75%, 12/01/10, AMBAC
                       4,000,000                4,000,000   Mesquite Independent School District,
                                                              Series A, GO, 4.70%, 08/15/08, Callable
                                                              8/15/07 @ 100
                       1,000,000                1,000,000   Richardson Independent School District,
                                                              Series C, 4.75%, 02/15/22, Callable 2/15/08
                                                              @ 100, PSF-GTD
                          10,000                   10,000   San Antonio, Series A, GO, 4.75%, 02/01/19,
                                                              Prerefunded 2/1/09 @ 100, OID
                       1,580,000                1,580,000   San Antonio, Series A, GO, 4.75%, 02/01/19,
                                                              Unrefunded Portion, Callable 2/1/09 @ 100, OID
                       7,965,000                7,965,000   Texas State, Public Finance Authority,
                                                              Series A, GO, 5.25%, 10/01/08
                       3,575,000                3,575,000   University of Texas, 4.60%, 07/01/08,
                                                              Callable 7/1/06 @ 100
                       5,455,000                5,455,000   University of Texas, Series B, 4.25%,
                                                              08/15/09, Callable 8/15/07 @ 100
                       1,000,000                1,000,000   Whitehouse Independent School District,
                                                              GO, 4.80%, 02/15/12, Callable 2/15/08
                                                              @ 100
       3,500,000                                3,500,000   Weslaco Health Facilities, 6.25%, 6/1/25
       2,000,000                                2,000,000   Weslaco Health Facilities, 6.25%, 6/1/32
         750,000                                  750,000    Carroll Independent School District,
                                                              6.75%, 8/15/21
         850,000                                  850,000   Carroll Independent School District,
                                                              6.75%, 8/15/22
       2,310,000                                2,310,000   Texas Clear Creek Independent School District
                                                              General Obligation, 0.0%, 2/1/10
       1,000,000                                1,000,000   Georgetown Health Facilities Developement
                                                              Corp., 6.25% 8/15/29
       1,000,000                                1,000,000   Harris County Health Facilties Development
                                                              Authority, 6.375%, 6/1/29
       2,050,000                                2,050,000   Texas Keller Independent School District
                                                              General Obligation, 0.0%, 8/15/10
       7,000,000                                7,000,000   Brazos River Authority Pollution Control
                                                              Revenue, 7.7%, 4/1/33
       4,000,000                                4,000,000   Brazos River Authority Pollution Control
                                                              Revenue, 5.375%, 4/1/19*
         300,000                                  300,000   San Felipe Del Rio Texas Cons 5.0%,
                                                              08/15/2012
       5,500,000                                5,500,000   Texas Public Finance Authority Building
                                                              Revenue, 0.0%, 2/1/08
       2,750,000                                2,750,000   Texas Public Finance Authority Building
                                                              Revenue, 0.0%, 2/1/10
       4,500,000                                4,500,000   Tomball Hospital Authority, 6.125%, 7/1/23
         500,000                                  500,000    Tomball TX Independent Sch 5.0%, 2/15/2011

                                                            Utah
                       4,805,000                4,805,000   Davis County, School District, GO, 4.375%,
                                                              06/01/08, School Board Guaranty
                       3,810,000                3,810,000   Jordan School District, GO, 4.80%, 06/15/08,
                                                              Callable 6/15/07 @ 100
       2,980,000                                2,980,000   Weber County Municipal Building Authority
                                                              Revenue, 5.75%, 12/15/19

                                                            Virginia
                       2,000,000                2,000,000   Virginia College Building Authority, Series A, 5.00%,
                                                              09/01/12, Callable 9/1/07 @ 101
                       5,000,000                5,000,000   Virginia State, GO, 5.00%, 06/01/08,
                                                              Callable 6/1/07 @ 100
                       3,500,000                3,500,000   Virginia State, Public School Authority,
                                                              Series S, 5.25%, 08/01/09

                                                            Washington
       1,670,000                                1,670,000   Clark County Public Utility District #1
                                                              Water Revenue, 5.5%, 1/1/15*
       1,150,000                                1,150,000   Clark County Public Utility District #1
                                                              Water Revenue, 5.5%, 1/1/15
       1,500,000                                1,500,000   Clark County School District No. 037
                                                              Vancouver, 5.5%, 12/1/15
         500,000                                  500,000   Seattle WA Libr Facs 5.375%, 12/1/2010
         165,000                                  165,000   King County General Obligation ,6.625%,
                                                              12/1/15
       1,000,000                                1,000,000   King & Snohomish Counties School District
                                                              No. 417 Northshore, 5.75%, 12/1/14
                       3,000,000                3,000,000   King & Snohomish County School District,
                                                              School District No. 417 - Northshore, GO,
                                                              5.0%, 06/01/16, Callable 6/1/15 @ 100, FSA
         300,000                                  300,000   King Cnty Wash Sch Dist No 415 5.50%, 06/01/13
                       1,095,000                1,095,000   King County Public Hospital District No. 002,
                                                              GO, 5.25%, 12/01/13, MBIA
         500,000                                  500,000   Renton Wash Water & Sewer 4.4%, 12/01/15
       2,500,000                                2,500,000   Snohomish County Public Utility District
                                                              Revenue, 6.8%, 1/1/20
                       1,225,000                1,225,000   Snohomish County, GO, 3.125%, 12/01/11,
                                                              OID
       2,250,000                                2,250,000   Snohmish County Public Utlility District
                                                              Revenue, 5.7%, 12/1/11+
       2,465,000                                2,465,000   Spokane Washington Public Facilities,
                                                              5.75%, 12/1/18
       3,500,000                                3,500,000   Tobacco Settlement Authority Washington,
                                                              6.625%, 6/1/32
                       6,500,000                6,500,000   Washington State, GO, 5.75%, 09/01/08
                       5,000,000                5,000,000   Washington State, Series 2-A, GO, 5.00%,
                                                              07/01/10, FSA

                                                            Wisconsin
       1,430,000                                1,430,000   Adams-Friendship School District, 6.5%, 4/1/16
                       2,420,000                2,420,000   Wisconsin State Health & Educational
                                                              Facilities Authority, Revenue, Wheaton
                                                              Franciscan Services, Inc., 6.10%, 08/15/09, MBIA

                                                            TOTAL Municipal Bonds
                                                                                       AmSouth       AmSouth
                                                                         Pioneer     High Quality   Tennessee
                                                          % of          Tax Free      Municipal     Tax-Exempt    Pro Forma
                                                        Pro Forma      Income Fund    Bond Fund        Fund        Combined
                                                        Combined         Market         Market        Market        Market
                                                       Net Assets         Value         Value         Value         Value
                                                       ----------         -----         -----         -----         -----
Katy Independence School District, Series A,                                             3,623,292                   3,623,292
  GO, 4.50%, 02/15/20, Callable 2/15/08 @
  100, PSF-GTD
Lubbock Health Facilities Development Corp.,                                             1,196,790                   1,196,790
  Hospital Revenue, Methodist Hospital, Series B,
  6.75%, 12/01/10, AMBAC
Mesquite Independent School District,                                                    4,213,040                   4,213,040
  Series A, GO, 4.70%, 08/15/08, Callable
  8/15/07 @ 100
Richardson Independent School District,                                                  1,010,500                   1,010,500
  Series C, 4.75%, 02/15/22, Callable 2/15/08
  @ 100, PSF-GTD
San Antonio, Series A, GO, 4.75%, 02/01/19,                                                 10,848                      10,848
  Prerefunded 2/1/09 @ 100, OID
San Antonio, Series A, GO, 4.75%, 02/01/19,                                              1,645,823                   1,645,823
  Unrefunded Portion, Callable 2/1/09 @ 100, OID
Texas State, Public Finance Authority,                                                   8,736,649                   8,736,649
  Series A, GO, 5.25%, 10/01/08
University of Texas, 4.60%, 07/01/08,                                                    3,680,320                   3,680,320
  Callable 7/1/06 @ 100
University of Texas, Series B, 4.25%,                                                    5,726,223                   5,726,223
  08/15/09, Callable 8/15/07 @ 100
Whitehouse Independent School District,                                                  1,042,760                   1,042,760
  GO, 4.80%, 02/15/12, Callable 2/15/08
  @ 100
Weslaco Health Facilities, 6.25%, 6/1/25                                  3,712,975                                  3,712,975
Weslaco Health Facilities, 6.25%, 6/1/32                                  2,105,900                                  2,105,900
Carroll Independent School District,                                        973,943                                    973,943
  6.75%, 8/15/21
Carroll Independent School District,                                      1,109,148                                  1,109,148
  6.75%, 8/15/22
Texas Clear Creek Independent School District                             1,946,475                                  1,946,475
  General Obligation, 0.0%, 2/1/10
Georgetown Health Facilities Developement                                   961,590                                    961,590
  Corp., 6.25% 8/15/29
Harris County Health Facilties Development                                1,098,650                                  1,098,650
  Authority, 6.375%, 6/1/29
Texas Keller Independent School District                                  1,686,679                                  1,686,679
  General Obligation, 0.0%, 8/15/10
Brazos River Authority Pollution Control                                  8,309,140                                  8,309,140
  Revenue, 7.7%, 4/1/33
Brazos River Authority Pollution Control                                  4,081,280                                  4,081,280
  Revenue, 5.375%, 4/1/19*
San Felipe Del Rio Texas Cons 5.0%,                                         326,076                                    326,076
  08/15/2012
Texas Public Finance Authority Building                                   5,050,100                                  5,050,100
  Revenue, 0.0%, 2/1/08
Texas Public Finance Authority Building                                   2,317,233                                  2,317,233
  Revenue, 0.0%, 2/1/10
Tomball Hospital Authority, 6.125%, 7/1/23                                4,547,745                                  4,547,745
Tomball TX Independent Sch 5.0%, 2/15/2011                                  551,710                                    551,710
                                                                   ------------------------------------------------------------
                                                                   $     38,778,644     35,283,114                  74,061,758
                                                                   ------------------------------------------------------------
Utah                                                     1.65%
Davis County, School District, GO, 4.375%,                         $                     5,104,352                   5,104,352
  06/01/08, School Board Guaranty
Jordan School District, GO, 4.80%, 06/15/08,                                             4,040,696                   4,040,696
  Callable 6/15/07 @ 100
Weber County Municipal Building Authority                                 3,094,462                                  3,094,462
  Revenue, 5.75%, 12/15/19
                                                                   ------------------------------------------------------------
                                                                   $      3,094,462      9,145,047                  12,239,509
                                                                   ------------------------------------------------------------
Virginia                                                 1.53%
Virginia College Building Authority, Series A, 5.00%,              $                     2,158,300                   2,158,300
  09/01/12, Callable 9/1/07 @ 101
Virginia State, GO, 5.00%, 06/01/08,                                                     5,321,800                   5,321,800
  Callable 6/1/07 @ 100
Virginia State, Public School Authority,                                                 3,883,530                   3,883,530
  Series S, 5.25%, 08/01/09
                                                                   ------------------------------------------------------------
                                                                   $                    11,363,630                  11,363,630
                                                                   ------------------------------------------------------------
Washington                                               5.06%
Clark County Public Utility District #1                            $      1,703,400                                  1,703,400
  Water Revenue, 5.5%, 1/1/15*
Clark County Public Utility District #1                                   1,175,898                                  1,175,898
  Water Revenue, 5.5%, 1/1/15
Clark County School District No. 037                                      1,673,775                                  1,673,775
  Vancouver, 5.5%, 12/1/15
Seattle WA Libr Facs 5.375%, 12/1/2010                                      553,800                                    553,800
King County General Obligation ,6.625%,                                     188,003                                    188,003
  12/1/15
King & Snohomish Counties School District                                 1,033,380                                  1,033,380
  No. 417 Northshore, 5.75%, 12/1/14
King & Snohomish County School District,                                                 3,286,920                   3,286,920
  School District No. 417 - Northshore, GO,
  5.0%, 06/01/16, Callable 6/1/15 @ 100, FSA
King Cnty Wash Sch Dist No 415 5.50%, 06/01/13                              341,718                                    341,718
King County Public Hospital District No. 002,                                            1,204,423                   1,204,423
  GO, 5.25%, 12/01/13, MBIA
Renton Wash Water & Sewer 4.4%, 12/01/15                                    518,530                                    518,530
Snohomish County Public Utility District                                  3,124,575                                  3,124,575
  Revenue, 6.8%, 1/1/20
Snohomish County, GO, 3.125%, 12/01/11,                                                  1,213,693                   1,213,693
  OID
Snohmish County Public Utlility District                                  2,593,148                                  2,593,148
  Revenue, 5.7%, 12/1/11+
Spokane Washington Public Facilities,                                     2,841,890                                  2,841,890
  5.75%, 12/1/18
Tobacco Settlement Authority Washington,                                  3,436,860                                  3,436,860
  6.625%, 6/1/32
Washington State, GO, 5.75%, 09/01/08                                                    7,221,500                   7,221,500
Washington State, Series 2-A, GO, 5.00%,                                                 5,507,550                   5,507,550
  07/01/10, FSA
                                                                   ------------------------------------------------------------
                                                                   $     19,184,977     18,434,087                  37,619,064
                                                                   ------------------------------------------------------------
Wisconsin                                                0.24%
Adams-Friendship School District, 6.5%, 4/1/16                     $      1,765,864                                  1,765,864
Wisconsin State Health & Educational                                                     2,751,080                   2,751,080
  Facilities Authority, Revenue, Wheaton
  Franciscan Services, Inc., 6.10%, 08/15/09, MBIA
                                                                   ------------------------------------------------------------
                                                                   $      1,765,864      2,751,080                   4,516,944
                                                                   ------------------------------------------------------------
                                                                   ------------------------------------------------------------
TOTAL Municipal Bonds                                              $    338,509,161    338,236,342   37,370,316    714,115,820
                                                                   ------------------------------------------------------------

                    AmSouth        AmSouth
    Pioneer       High Quality    Tennessee
    Tax Free       Municipal     Tax-Exempt    Pro Forma
  Income Fund      Bond Fund        Fund        Combined
   Principal       Principal      Principal    Principal
   Amount ($)      Amount ($)    Amount ($)    Amount ($)
     Shares          Shares        Shares        Shares
     ------          ------        ------        ------
                                                           TAX EXEMPT MONEY MARKET
                                                             MUTUAL FUNDS
                                    1,035,670  1,035,670   AIM Tax-Free Money Market Fund
                      1,960,367       213,561  2,173,928   AmSouth Tax-Exempt Money Market Fund
                      5,545,631                5,545,631   Blackrock Provident Institutional
                     13,188,436                13,188,436  Goldman Sachs Tax-Free Money Market Fund
                                                           TOTAL Tax Exempt Money
                                                             Market Mutual Funds

                                                           TOTAL INVESTMENT IN SECURITIES

                                                           OTHER ASSETS AND LIABILITIES

                                                           TOTAL NET ASSETS

                                                           Investments at Cost


                                                                                       AmSouth       AmSouth
                                                                         Pioneer     High Quality   Tennessee
                                                          % of          Tax Free      Municipal     Tax-Exempt    Pro Forma
                                                        Pro Forma      Income Fund    Bond Fund        Fund        Combined
                                                        Combined         Market         Market        Market        Market
                                                       Net Assets         Value         Value         Value         Value
                                                       ----------         -----         -----         -----         -----
TAX EXEMPT MONEY MARKET                                  2.95%
  MUTUAL FUNDS
AIM Tax-Free Money Market Fund                                     $                                  1,035,670      1,035,670
AmSouth Tax-Exempt Money Market Fund                                                     1,960,367      213,561      2,173,928
Blackrock Provident Institutional                                         5,545,631                                  5,545,631
Goldman Sachs Tax-Free Money Market Fund                                                13,188,436                  13,188,436
                                                                   ------------------------------------------------------------
TOTAL Tax Exempt Money                                             $      5,545,631     15,148,803    1,249,231     21,943,665
  Market Mutual Funds
                                                                   ------------------------------------------------------------

TOTAL INVESTMENT IN SECURITIES                          99.05%     $    344,054,792    353,385,146   38,619,547    736,059,485
                                                                   ------------------------------------------------------------

OTHER ASSETS AND LIABILITIES                             0.95%     $      4,383,228      2,240,223      452,705      7,076,155
                                                                   ------------------------------------------------------------

TOTAL NET ASSETS                                       100.00%     $    348,438,020    355,625,368   39,072,252    743,135,640
                                                                   ============================================================

Investments at Cost                                                $    316,403,466    335,146,349   36,998,884    688,548,699
                                                                   ============================================================



* Prerefunded bonds have been collaterized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

(a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consummation of the merger no securities would need to be sold in order for Pioneer Tax Free Income Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of the funds from buying or selling securities in the normal course of such course of such fund's business and operations.

Pioneer Tax Free Income Fund
Pro Forma Statement of Assets and Liabilities
December 31, 2004
(unaudited) (Amounts in Thousands except for per share data)

                                                                                                         AmSouth
                                                                             Pioneer                   High Quality
                                                                            Tax Free                  Municipal Bond
                                                                           Income Fund                     Fund
                                                                    -------------------------     ----------------------

ASSETS:
     Investment in securities, at value (Cost $316,403,
         335,146, and $36,999, respectively)                      $                  344,055    $               353,819
     Receivables -
         Investment securities sold                                                      196                          -
         Fund shares sold                                                                305                      4,066
          Interest                                                                     4,657                         16
     Other                                                                                13                         64
                                                                    -------------------------     ----------------------
             Total assets                                         $                  349,226    $               357,965
                                                                    -------------------------     ----------------------

LIABILITIES:
     Payables -
         Investment securities purchased                          $                        -    $                 2,154
         Fund shares repurchased                                                          52                         42
         Dividends                                                                       383                          -
     Due to Bank                                                                           1                          -
     Due to affiliates                                                                   277                         91
     Accrued expenses                                                                     75                         53
                                                                    -------------------------     ----------------------
             Total liabilities                                    $                      788    $                 2,340
                                                                    -------------------------     ----------------------

NET ASSETS:
     Paid-in capital                                              $                  334,722    $               335,735
     Undistributed net investment income                                                 380                        595
     Accumulated net realized gain (loss) on investments                             (14,315)                       623
     Net unrealized gain on investments                                               27,651                     18,672
                                                                    -------------------------     ----------------------
             Total net assets                                     $                  348,438    $               355,625
                                                                    -------------------------     ----------------------

OUTSTANDING SHARES:
(No par value, unlimited number of shares authorized)
     Class A                                                                          26,344                      1,875
                                                                    =========================     ======================
     Class B                                                                           1,495                        383
                                                                    =========================     ======================
     Class C                                                                           1,094                          -
                                                                    =========================     ======================
     Investor Class                                                                      919                          -
                                                                    =========================     ======================
     Class I                                                                               -                     32,379
                                                                    =========================     ======================
     Class Y                                                                              34                          -
                                                                    =========================     ======================

NET ASSET VALUE PER SHARE:
     Class A                                                      $                    11.67    $                 10.26
                                                                    =========================     ======================
     Class B                                                      $                    11.57    $                 10.24
                                                                    =========================     ======================
     Class C                                                      $                    11.49    $                     -
                                                                    =========================     ======================
     Investor Class                                               $                    11.67    $                     -
                                                                    =========================     ======================
     Class I                                                      $                        -    $                 10.27
                                                                    =========================     ======================
     Class Y                                                      $                    11.61    $                     -
                                                                    =========================     ======================

MAXIMUM OFFERING PRICE:
     Class A                                                      $                    12.22    $                 10.69
                                                                    =========================     ======================

       AmSouth
      Tennessee
      Tax-Exempt             Pro Forma                  Pro Forma
         Fund               Adjustments                  Combined
  ------------------   ------------------------   -----------------------


$            38,620  $                          $                736,494

                  -                                                  196
                  -                                                4,371
                464                                                5,137
                 12                                                   89
  ------------------                              -----------------------
$            39,096  $                          $                746,287
  ------------------                              -----------------------



$                 -  $                          $                  2,154
                  -                                                   94
                  -                                                  383
                  -                                                    1
                 17                                                  385
                  7                                                  135
  ------------------                              -----------------------
$                24  $                          $                  3,152
  ------------------                              -----------------------


$            37,441  $                          $                707,898
                  -                                                  975
                 11                                              (13,681)
              1,620                                               47,943
  ------------------                              -----------------------
$            39,072  $                          $                743,135
  ------------------                              -----------------------



                564                    (296)(a)                   28,487
  ==================                              =======================
                243                     (72)(a)                    2,049
  ==================                              =======================
                  -                                                1,094
  ==================                              =======================
                  -                                                  919
  ==================                              =======================
              3,011                 (35,390)(a)                        -
  ==================                              =======================
                  -                  31,295 (a)                   31,329
  ==================                              =======================


$             10.24                             $                  11.67
  ==================                              =======================
$             10.25                             $                  11.57
  ==================                              =======================
$                 -                             $                  11.49
  ==================                              =======================
$                 -                             $                  11.67
  ==================                              =======================
$             10.23                             $
  ==================                              =======================
$                 -                             $                  11.61
  ==================                              =======================


$             10.67                             $                  12.22
  ==================                              =======================

(a) Class A, Class B, and Class I shares of AmSouth High Quality Municipal Bond Fund and AmSouth Tennessee Tax-Exempt Fund are exchanged for Class A, Class B, and Class Y shares of Pioneer Tax Free Income Fund.

Pioneer Tax Free Income Fund
Pro Forma Statement of Operations
For the Year Ended December 31, 2004
(unaudited) (Amounts in Thousands)

                                                                                                         AmSouth
                                                                              Pioneer                  High Quality
                                                                             Tax Free                 Municipal Bond
                                                                            Income Fund                    Fund
                                                                      -----------------------      --------------------
INVESTMENT INCOME:
     Interest                                                       $                 19,933     $              15,469
                                                                      -----------------------      --------------------
                Total investment income                             $                 19,933     $              15,469
                                                                      -----------------------      --------------------

EXPENSES:
     Management fees                                                $                  1,688     $               2,310
     Transfer agent fees and expenses                                                      -                        52
         Class A                                                                         334                         -
         Class B                                                                          22                         -
         Class C                                                                           9                         -
         Investor Class                                                                    1                         -
         Class Y                                                                           -                         -
     Shareholder servicing fees
         Class A                                                                           -                        43
         Class B                                                                           -                        11
         Class I                                                                           -                       512
     Distribution fees
         Class A                                                                         779
         Class B                                                                         184                        31
         Class C                                                                         117                         -
     Administrative expenses                                                              69                       808
     Custodian fees                                                                       22                       100
     Registration fees                                                                    81                         6
     Professional fees                                                                    46                        72
     Fees and expenses of nonaffiliated trustees                                           8                        14
     Miscellaneous                                                                         -                        68
                                                                      -----------------------      --------------------
            Total expenses                                          $                  3,360     $               4,027
            Less management fees waived and expenses
                reimbursed by Advisor                                                      0                    (1,324)
            Less fees paid indirectly                                                     (2)                        -
                                                                      -----------------------      --------------------
            Net expenses                                            $                  3,358     $               2,703
                                                                      -----------------------      --------------------
                Net investment income                               $                 16,575     $              12,766
                                                                      -----------------------      --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                        $                 (2,205)    $               1,639
     Change in net unrealized gain (loss) on investments                               1,253                    18,672
                                                                      -----------------------      --------------------
         Net gain (loss) on investments                             $                   (952)    $              20,311
                                                                      -----------------------      --------------------
         Net increase in net assets resulting from operations       $                 15,623     $              33,077
                                                                      =======================      ====================

         AmSouth
        Tennessee
        Tax-Exempt               Pro Forma                 Pro Forma
           Fund                 Adjustments                Combined
   --------------------     ------------------------   ------------------


 $               1,625                               $            37,027
   --------------------                                ------------------
 $               1,625                               $            37,027
   --------------------                                ------------------


 $                 272    $               (608)(c)   $             3,662
                     2                     (54)(c)                     -
                     -                      26 (c)                   360
                     -                       7 (c)                    29
                     -                       -                         9
                     -                       -                         1
                     -                      75 (c)                    75

                    16                     (59)(c)                     -
                     7                     (18)(c)                     -
                    50                    (562)(c)                     -

                                            58 (c)                   837
                    19                      18 (c)                   252
                     -                       -                       117
                    99                    (814)(c)                   162
                    12                     (72)(c)                    62
                     9                                                96
                     9                     (81)(a)                    46
                     2                     (16)(a)                     8
                     5                                                73
   --------------------     -------------------        ------------------
 $                 502    $             (2,100)      $             5,789

                  (114)                  1,438 (b)                     -
                     -                       -                        (2)
   --------------------     -------------------        ------------------
 $                 388    $               (662)      $             5,787
   --------------------     -------------------        ------------------
 $               1,237    $                662       $            31,240
   --------------------     -------------------        ------------------


 $                 193                               $              (373)
                 1,621                                            21,546
   --------------------                                ------------------
 $               1,814                               $            21,173
   --------------------     -------------------        ------------------
 $               3,051    $                662       $            52,413
   ====================     ===================        ==================

(a)  Reflects reduction in expenses due to elimination of duplicate services.
(b) Expense limitation conformed to Pioneer Tax Free Income Fund's management contract.
(c) Reflects change in fee structure to conform to Pioneer Tax Free Income Fund's management, transfer agent, custody and distribution plan agreements.

Pioneer Tax Free Income Fund

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
12/31/04
(Unaudited)

1.   Description of the Fund

Pioneer Tax Free Income Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide a high level of income exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares - Class A, Class B, Class C, Investor Class, and Class Y shares. Investor Class shares were first publicly offered on December 10, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

2.   Basis of Combination

The accompanying pro forma combining financial statements, and related notes, are presented to show the effect of the proposed acquisition (the "acquisition") of AmSouth High Quality Municipal Bond Fund and AmSouth Tennessee Tax-Exempt Fund by the Fund, as if such acquisition had taken place as of January 1, 2004.

Under the terms of an Agreement and Plan of Reorganization (the "Reorganization") among these three Funds, the combination of the Fund, AmSouth High Quality Municipal Bond Fund, and AmSouth Tennessee Tax-Exempt Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of AmSouth High Quality Municipal Bond Fund, and AmSouth Tennessee

Tax-Exempt Fund in exchange for shares of the Fund at their net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of the Fund, AmSouth High Quality Municipal Bond Fund, and AmSouth Tennessee Tax-Exempt Fund have been combined as of and for the most recent fiscal year ended December 31, 2004. Following the acquisition, the Fund will be the accounting survivor. All related acquisition costs will be borne by the Advisors.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund, AmSouth High Quality Municipal Bond Fund, and AmSouth Tennessee Tax-Exempt Fund included in their annual reports to shareowners dated December 31, 2004, July 31, 2004, and July 31, 2004, respectively. Adjustments have been made to expenses for Pioneer affiliate contractual rates and duplicate services that would not have been incurred if the merger took place on January 1, 2004.

3.   Security Valuation

Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. At December 31, 2004 there were no securities fair valued. Discount and premium on debt securities are accreted or amortized daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

4.   Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at December 31, 2004, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net asset value of shares of AmSouth High Quality Municipal Bond Fund or AmSouth Tennessee Tax-Exempt Fund, as of December 31, 2004, divided by the net asset value per share of the Fund's shares as of December 31, 2004. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at December 31, 2004:

------------------------------------------------------------------------------------------------------------
                                    Shares of              Additional Shares       Total Outstanding Shares
                                    The Fund                Assumed Issued             Post-Combination
      Class of Shares            Pre-Combination           In Reorganization
------------------------------------------------------------------------------------------------------------
Class A                                    26,344                        2,143                     28,487
------------------------------------------------------------------------------------------------------------
Class B                                     1,495                          554                      2,049
------------------------------------------------------------------------------------------------------------
Class C                                     1,094                            0                      1,094
------------------------------------------------------------------------------------------------------------
Investor Class                                919                            0                        919
------------------------------------------------------------------------------------------------------------
Class Y                                        34                       31,295                     31,329
------------------------------------------------------------------------------------------------------------

5.   Federal Income Taxes

     Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will continue to be the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The identified cost of investments for these Funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.

                                     PART C

                                OTHER INFORMATION
                          PIONEER TAX FREE INCOME FUND

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Tax Free Income Fund (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 2-57653 and 811-02704) as filed with the Securities and Exchange Commission on April 29, 2005 (Accession No. 0001016964-05-000189), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)     Agreement and Declaration of Trust                                             (1)

(1)(b)     Amendment to Agreement and Declaration of Trust                                (3)

(1)(c)     Amendment to Agreement and Declaration of Trust to establish Investor Class    (5)
           Shares

(2)        By-Laws                                                                        (1)

(3)        Not applicable

(4)        Form of Agreement and Plan of Reorganization                                   (6)

(5)        Reference is made to Exhibits (1) and (2) hereof

(6)(a)     Management Contract                                                            (3)

(6)(b)     Expense Limitation Agreement for Investor Class Shares                         (5)

(7)(a)     Underwriting Agreement with Pioneer Funds Distributor, Inc.                    (3)

(7)(b)     Dealer Sales Agreement                                                         (4)

(8)        Not applicable

(9)        Custodian Agreement with Brown Brothers Harriman & Co.                         (5)

(10)(a)    Multiple Class Plan Pursuant to Rule 18f-3                                     (5)

(10)(b)    Class A Distribution Plan                                                      (1)

(10)(c)    Class B Distribution Plan                                                      (3)

(10)(d)    Class C Distribution Plan                                                      (2)

(11)       Opinion of Counsel (legality of securities being offered)                      (6)

(12)       Form of opinion as to tax matters and consent                                  (6)

(13)(a)    Investment Company Service Agreement with Pioneering Services Corporation      (4)

(13)(b)    Administration Agreement with Pioneer Investment Management, Inc.              (4)

(13)(c)    Form of Services Agreement for Class Y Shares                                  (7)

(14)       Consent(s) of Independent Registered Public Accounting Firm                    (*)

(15)       Not applicable

(16)       Powers of Attorney                                                             (4)

(17)(a)    Code of Ethics                                                                 (4)

(17)(b)    Form of Proxy Card                                                             (6)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-58753; 811-02704), as filed with the Securities and Exchange Commission on April 26, 1995 (Accession no. 0000202679-95-000010).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-58753; 811-02704), as filed with the Securities and Exchange Commission on April 26, 1996 (Accession no. 0000202679-96-000011).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-58753; 811-02704), as filed with the Securities and Exchange Commission on May 1, 2002 (Accession no. 0000202679-02-000012).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A

(File Nos. 2-58753; 811-02704), as filed with the Securities and Exchange Commission on April 29, 2004 (Accession no. 0001016964-04-000120).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-58753; 811-02704), as filed with the Securities and Exchange Commission on April 29, 2005 (Accession no. 0001016464-05-000189).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-126376), as filed with the Securities and Exchange Commission on July 5, 2005 (Accession no. 0001145443-05-001516).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-126376), as filed with the Securities and Exchange Commission on August 19, 2005 (Accession no. 0001145443-05-001829).

(*) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(5) The undersigned Registrant hereby undertakes to file a post-effective amendment to this Registration Statement on Form N-14 containing revised pro forma financial statements, together with an updated consent of the Independent Registered Public Accounting Firm of each of the Registrant and the acquired funds, which pro forma financial statements shall set forth separately, in the pro forma Statement of Operations, Rule 12b-1 and non-Rule 12b-1 fees. Such post-effective amendment will be filed no later than the date on which the proxy statement and prospectus relating to the reorganization contemplated by this Registration Statement is mailed to shareholders. At the time of filing, the pro forma financial statements and all other financial information that is made part of this N-14 will be current for purposes of Rule 3-18 of Regulation S-X.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 22nd day of August, 2005.

                                       Pioneer Tax Free Income Fund

                                       By: /s/ Osbert M. Hood
                                       -----------------------------------------

                                       Osbert M. Hood
                                       Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                               Date

/s/ John F. Cogan, Jr.                Chairman of the Board, Trustee,     August 22, 2005
---------------------                 and President
John F. Cogan, Jr.

/s/ Vincent Nave                      Chief Financial Officer,            August 22, 2005
---------------------                 Principal Accounting Officer, and
Vincent Nave                          Treasurer

         *
---------------------
Mary K. Bush                          Trustee
         *
---------------------
David R. Bock                         Trustee
         *
---------------------
Margaret B.W. Graham                  Trustee

/s/ Osbert M. Hood                    Trustee                             August 22, 2005
---------------------
Osbert M. Hood
         *
---------------------
Marguerite A. Piret                   Trustee
         *
---------------------
Steven K. West                        Trustee
         *
---------------------
John Winthrop                         Trustee

*  By: /s/ Osbert M. Hood                                                 August 22, 2005
       -------------------------------
       Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibit is filed as part of this Registration Statement:

Exhibit No.       Description


(14)              Consents of Independent Registered Public Accounting Firm





24